UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 86.05%

Corporate-Backed 5.78%

Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		$8,000	$8,029,600
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		12,000	12,056,880
Burke Co Dev - GA Transmission	1.30%	1/1/2052	AA-		12,500	12,508,500
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A		3,005	3,059,691
CA Poll Ctl - Waste Mgmt	1.55%	2/1/2019	A-		3,475	3,469,787
CA Stwde - So Cal Edison	1.375%	4/1/2028	Aa3		5,000	5,030,300
Charles City Co EDA - Waste Mgmt	3.125%	2/1/2029	A-		5,000	5,095,950
Citizens Property Insurance Corp	4.25%	6/1/2017	A+		2,690	2,813,767
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		8,000	8,703,840
Citizens Property Insurance Corp	5.50%	6/1/2017	A+		3,365	3,578,307
Gloucester Co Impt Auth - Waste Mgmt	2.125%	12/1/2029	A-		4,500	4,566,960
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	BB-		2,350	2,040,388
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		4,780	5,044,621
Miami Dade Co IDA - Waste Mgmt Rmkt	1.50%	10/1/2018	A-		4,000	3,996,760
Mobile IDB - AL Power Co	1.625%	7/15/2034	A1		3,000	3,011,040
Mobile IDB - AL Power Co Rmkt	1.65%	6/1/2034	A1		3,000	3,021,120
Montgomery Co IDA - Peco Generation	2.50%	10/1/2030	BBB		5,000	5,025,950
Montgomery Co IDA - Peco Generation	2.55%	6/1/2029	BBB		5,000	5,041,550
NY Energy - NY State Elec & Gas	2.00%	6/1/2029	A3		6,000	5,967,900
NY Env Facs - Waste Mgmt	2.75%	7/1/2017	A-		1,000	1,021,570
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB		3,500	3,757,285
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A		9,075	9,721,957
WV Poll Ctl - Appalachian Pwr	1.625%	10/1/2022	Baa1		2,500	2,503,650
Total						119,067,373

Education 5.77%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	Aa3		2,140	2,286,740
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	Aa3		3,215	3,511,487
CA State Univ Sys	5.00%	11/1/2019	Aa2		2,000	2,287,700
CA State Univ Sys	5.00%	11/1/2020	Aa2		1,700	1,994,627
CA State Univ Sys	5.00%	11/1/2020	Aa2		5,000	5,866,550
Clemson Univ	5.00%	5/1/2019	Aa2		3,950	4,452,084
Cleveland State Univ	5.00%	6/1/2018	A+		1,000	1,089,970
Cleveland State Univ	5.00%	6/1/2019	A+		1,265	1,418,040
CT Hlth & Ed - Yale Univ	0.80%	7/1/2048	AAA		6,000	5,991,660
Curators Univ Sys	5.00%	11/1/2019	AA+		5,000	5,715,200
IA HI Ed - Wartburg Clg	2.50%	10/1/2020	BB	(a)	4,310	4,256,685
IL Fin Auth - Noble Chtr Sch	4.00%	9/1/2019	BBB		2,530	2,652,604
MA DFA - Boston Med Ctr	5.00%	7/1/2017	BBB		1,000	1,055,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB	$2,550	$2,759,177
MA Hlth & Ed - Amherst Clg	1.70%	11/1/2038	Aaa	4,535	4,550,827
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2019	NR	535	573,263
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	1,535	1,746,554
NC Cap Facs - High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,877,434
NC Cap Facs - High Point Univ	5.00%	5/1/2018	BBB+	1,640	1,761,376
NY Dorm - Mt Sinai Sch Med	4.00%	7/1/2020	A-	3,000	3,277,800
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2021	A-	2,000	2,306,900
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	1,000	1,082,700
NY Dorm - SUNY	4.00%	7/1/2020	Aa3	2,000	2,224,420
NY Dorm - SUNY	5.00%	7/1/2021	Aa3	2,000	2,360,400
PA Hi Ed - PA State Univ Sys	5.00%	6/15/2020	Aa3	3,710	4,240,159
PR Indl Tourist - Inter American Univ	5.00%	10/1/2016	A-	1,000	1,000,850
PR Indl Tourist - Inter American Univ	5.00%	10/1/2018	A-	2,500	2,501,550
Texas A&M Univ	5.00%	5/15/2019	Aaa	7,200	8,107,992
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A-	445	517,829
Troy Cap Res Corp - RPI	5.00%	8/1/2022	A-	1,000	1,177,750
Univ of North Carolina - Chapel Hill	0.913%#	12/1/2041	AAA	25,000	25,029,750
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	8,103,807
Total					118,779,075

General Obligation 21.39%

CA State GO	5.00%	9/1/2018	AA-	7,500	8,283,375
CA State GO	5.00%	10/1/2018	AA-	6,600	7,308,774
CA State GO	5.00%	11/1/2018	AA-	12,150	13,486,864
CA State GO	5.00%	2/1/2019	AA-	14,750	16,500,382
CA State GO	5.00%	9/1/2020	AA-	10,000	11,665,100
CA State GO	5.00%	9/1/2022	AA-	11,000	13,366,650
CA State GO	5.50%	4/1/2019	AA-	8,715	9,936,669
CA State GO	6.00%	4/1/2019	AA-	2,500	2,885,750
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,346,209
Chicago GO	5.00%	1/1/2021	BBB+	6,355	6,727,975
Chicago GO (AGM)	5.00%	1/1/2017	AA	9,000	9,038,970
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2019	AA+	1,250	1,410,125
Cook Co GO	5.00%	11/15/2017	AA	5,010	5,312,955
CT State GO	5.00%	2/15/2021	AA	6,350	7,063,359
CT State GO	5.00%	8/15/2021	AA	5,000	5,890,700
CT State GO (SIFMA)	0.93%#	5/15/2018	AA	4,000	4,009,880
Georgia GO	5.00%	2/1/2019	AAA	10,000	11,202,900
HI State GO	5.00%	11/1/2021	AA	5,000	5,977,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Houston - Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	$8,570	$9,577,318
Houston GO	5.00%	3/1/2018	AA+	7,365	7,995,739
IL State GO	5.00%	8/1/2016	A-	7,000	7,159,320
IL State GO	5.00%	7/1/2017	A-	6,000	6,301,140
IL State GO	5.00%	10/1/2017	A-	4,575	4,581,222
IL State GO	5.00%	2/1/2020	A-	575	624,013
IL State GO (AGM)	5.50%	5/1/2016	AA	7,000	7,104,440
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,572,670
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,463,545
Katy ISD PSF GTD	5.00%	2/15/2020	AAA	3,000	3,443,910
Los Angeles CCD	5.00%	8/1/2019	AA+	3,000	3,414,060
Los Angeles USD	5.00%	7/1/2018	Aa2	8,000	8,806,640
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	6,688,330
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A1	6,500	7,336,160
MS Dev Bank - Marshall Co	5.00%	1/1/2018	AA-	2,975	3,211,483
NJ State GO	5.00%	6/1/2019	A	13,400	14,841,706
Northside ISD PSF GTD	2.00%	6/1/2039	Aaa	1,020	1,037,187
Northside ISD PSF GTD	2.00%	8/1/2044	Aaa	5,285	5,395,034
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,490,346
NYC GO	5.00%	8/1/2018	AA	10,000	10,996,000
NYC GO	5.00%	8/1/2019	AA	14,885	16,838,656
NYC GO	5.00%	8/1/2019	AA	5,585	6,318,031
NYC GO	5.00%	8/1/2021	AA	7,410	8,777,664
OH State GO	5.00%	9/15/2018	AA+	6,200	6,860,424
PA State GO	5.00%	11/15/2017	AA-	10,000	10,757,600
PA State GO	5.00%	7/1/2019	AA-	7,500	8,442,825
PA State GO	5.00%	8/15/2020	AA-	10,000	11,547,800
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,626,004
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa3	1,865	1,876,656
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,650,378
RI State GO	5.00%	8/1/2017	AA	5,000	5,326,850
RI State GO	5.00%	8/1/2018	AA	5,000	5,488,650
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	9,595,842
South San Francisco USD	4.00%	6/15/2018	NR	6,165	6,625,525
WA State GO	4.00%	7/1/2018	AA+	10,000	10,732,300
WA State GO	5.00%	2/1/2019	AA+	7,900	8,827,302
WA State GO	5.00%	2/1/2019	AA+	5,640	6,302,023
WI State GO	5.00%	5/1/2019	AA	5,025	5,656,743
WI State GO	5.00%	5/1/2019	AA	8,440	9,501,077
WI State GO	5.00%	5/1/2020	AA	7,110	8,217,880
WI State GO	5.00%	11/1/2022	AA	5,000	6,079,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Williamson Co GO	4.00%	2/15/2018	AAA		$3,000	$3,187,290
Woonsocket GO	7.125%	6/15/2016	B2		930	943,652
Total						440,635,522

Health Care 9.23%

Ashland Med Ctr - Kings Daughters (SIFMA)	1.76%#	2/1/2040	BBB		14,355	14,381,557
AZ Hlth Facs - Phoenix Childrens Hsp	1.86%#	2/1/2048	BBB+		11,500	11,806,820
CA Hlth - Childrens Hsp Los Angeles	1.81%#	7/1/2042	BBB+		9,250	9,324,092
CA Hlth - Packard Childrens Hsp	1.45%	8/15/2023	AA-		3,165	3,188,959
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,359,400
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,669,350
CA Stwde - Fountainview Gonda	2.50%	8/1/2020	AA-		3,500	3,534,650
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,150	1,151,944
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	A-		2,705	2,937,251
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	A-		2,835	3,155,440
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2021	A1		1,215	1,419,290
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		4,470	4,637,714
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2022	AA+		8,160	9,814,358
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	1,225	1,319,288
IL Fin Auth - Rush Univ Med	5.00%	11/15/2019	A+		1,000	1,124,310
IL Fin Auth - Rush Univ Med	5.00%	11/15/2020	A+		500	573,850
IL Fin Auth - Rush Univ Med	5.00%	11/15/2021	A+		695	810,544
IN Hlth Facs - Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,591,655
Karnes Co Hsp Dist	4.00%	2/1/2019	BBB	(a)	2,000	2,074,780
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,112,000
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2019	BBB		3,000	3,334,800
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,392,580
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2018	A1		1,500	1,597,680
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2019	A1		3,000	3,245,550
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2020	A1		2,300	2,519,926
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2019	Baa2		1,305	1,412,963
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2020	Baa2		1,235	1,359,488
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2021	Baa2		2,000	2,230,720
MS Equip Facs - MS Baptist Hlth	1.31%#	8/15/2036	BBB+		7,000	7,022,820
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,053,750
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,550,993
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,414,072
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		8,000	8,849,840
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,207,021
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	4,008,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - Univ Hosp	5.00%	7/1/2021	AA		$900	$1,032,066
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2017	BB		5,000	5,301,950
OR Facs Auth - Providence Hlth	0.24%#	10/1/2017	AA-		3,350	3,342,027
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2016	BBB-		1,500	1,524,375
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BBB-		1,500	1,569,390
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,407,341
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,596,672
Rochester Hlth Care - Mayo Clinic	4.00%	11/15/2038	AA		5,500	5,923,335
San Buenaventura - Cmnty Mem Hlth	5.00%	12/1/2016	BB+		1,750	1,800,855
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB+		1,750	1,857,327
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB+		1,800	1,975,500
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		2,300	2,313,524
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	3,400	3,641,876
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		1,230	1,342,865
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	BBB-		1,255	1,387,365
St. Louis Ind Dev Auth - Nazareth	3.85%	8/15/2020	NR		300	300,087
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		650	650,143
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,240	1,249,846
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,200	1,215,240
WI Hlth & Ed - Aurora Hlth	1.25%	8/15/2025	A2		5,500	5,505,225
WI PFA - Rose Villa	3.75%	11/15/2019	NR		55	55,306
Total						190,180,236

Housing 0.23%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB+	(a)	1,250	1,250,475
Los Angeles Regl Fin Auth - Montecedro Prk	3.00%	11/15/2021	AA-		1,500	1,502,325
WA Hsg - Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,028,670
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,051,010
Total						4,832,480

Lease Obligations 6.24%

Broward Co Sch Brd Cop	5.00%	7/1/2020	A1		7,350	8,458,600
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	901,624
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	865,583
CA Pub Wks - Dept Hsps	4.00%	6/1/2018	A+		4,790	5,133,826
CA Pub Wks - Dept of Correction	5.00%	1/1/2019	A+		4,000	4,463,280
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A+		5,000	5,726,850
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A+		2,800	3,051,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A+	$2,000	$2,218,280
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-	4,535	4,993,670
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2018	AA	3,000	3,275,850
LA PFA - Hurricane Recovery	4.00%	6/1/2018	Aa3	4,290	4,588,412
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,131,250
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,429,300
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,635,440
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,209,220
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,314,460
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A	5,890	5,973,108
NJ EDA - Sch Facs	5.00%	6/15/2019	A-	10,000	10,774,800
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	A-	5,000	5,535,850
NJ Trans Trust Fund	5.00%	6/15/2019	A-	1,250	1,344,288
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,274,637
NY Twy Auth - Svc Contract	5.00%	4/1/2018	AA	7,500	8,170,350
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,192,953
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,804,518
PR Pub Bldg Auth GTD	5.75%	7/1/2016	Caa3	4,145	2,995,799
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,302,100
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,235,933
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	13,505,461
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,413
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,573
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,375
Total					128,435,383

Other Revenue 2.97%

Central Plains - RBC	5.00%	8/1/2039	Aa3	8,000	9,024,960
Farmington Poll Ctl - El Paso Elec	1.875%	6/1/2032	Baa1	5,000	5,048,450
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	BB	310	310,071
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,671,129
MA Fed Hwy - GANS Brdg Prog	5.00%	6/15/2018	AAA	8,385	9,200,525
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A-	1,600	1,623,808
NYC Cultural - Whitney Museum	5.00%	7/1/2017	A	6,175	6,545,994
PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,665,100
PA IDA - Economic Dev	5.00%	7/1/2018	A+	2,595	2,829,796
Phoenix IDA - Basis Schs†(c)	3.00%	7/1/2020	BB	1,290	1,303,519
SC Transp Infra Bank	5.00%	10/1/2020	A1	6,470	7,530,368
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	5,000	5,844,050
WA Eda - Waste Mgmt†	2.125%	6/1/2020	A-	1,500	1,512,540
Total					61,110,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 0.84%

Brea Redev Agy	5.00%	8/1/2019	AA-	$2,000	$2,255,780
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,424,408
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,087,460
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,326,325
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	2,064,600
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,131,180
Pittsburg Redev Agy	5.00%	8/1/2017	A	3,045	3,244,052
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,737,650
Total					17,271,455

Tax Revenue 5.01%

Dallas Area Rapid Transit	5.00%	12/1/2018	AA+	2,500	2,777,775
Dallas Area Rapid Transit	5.00%	12/1/2019	AA+	2,000	2,285,620
FL Dept Env Protn - Florida Forever(c)	5.00%	7/1/2021	AA-	7,610	8,972,494
FL Dept Env Protn - Florida Forever(c)	5.00%	7/1/2022	AA-	3,410	4,079,792
IL Sales Tax	5.00%	6/15/2018	AAA	9,500	10,322,795
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,102,450
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2018	AA+	7,000	7,728,630
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,774,249
NJ EDA - Cigarette Tax	5.00%	6/15/2016	BBB+	2,005	2,034,774
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,127,230
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,043,830
NY UDC - PIT	5.00%	3/15/2018	AAA	10,000	10,874,000
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,275,792
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2018	AAA	7,620	8,372,475
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2019	AAA	6,355	7,198,054
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,952,309
UT Trans Auth	1.35%	6/15/2017	A+	2,500	2,516,400
UT Trans Auth	1.60%	6/15/2018	A+	5,750	5,806,178
Total					103,244,847

Tobacco 1.77%

Golden St Tobacco	5.00%	6/1/2020	A+	5,300	6,138,884
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,650,135
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,109,420
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,170,500
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,546,136
Tobacco Settlement Fin Corp LA	5.00%	5/15/2016	A	2,500	2,539,650
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,107,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	$4,905	$4,968,078
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA	5,850	6,191,991
Total					36,422,714

Transportation 13.82%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,136,050
Atlanta Arpt	5.00%	1/1/2018	AA-	1,000	1,081,150
Bay Area Toll Auth	0.71%#	4/1/2047	AA	8,000	7,991,840
Bay Area Toll Auth	1.50%	4/1/2047	AA	5,000	5,029,950
Bay Area Toll Auth	1.875%	4/1/2034	AA	15,000	15,274,800
Bay Area Toll Auth Rmkt	1.018%#	4/1/2045	AA	15,000	15,057,000
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	5,000	5,645,100
Central TX Tpk	5.00%	8/15/2042	A-	8,000	9,067,360
Chicago O’Hare Arpt	5.00%	1/1/2018	A	5,955	6,412,463
Chicago O’Hare Arpt	5.00%	1/1/2021	A	1,500	1,736,460
Clark Co Arpt - McCarran Arpt	5.00%	7/1/2018	A+	8,500	9,319,570
Clark Co PFC - McCarran Arpt	5.25%	7/1/2018	A+	7,090	7,826,226
E - 470 Hwy Auth	5.00%	9/1/2019	BBB+	1,000	1,131,180
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	AA	2,000	2,105,640
FL Tpk Auth - Dept Trans	5.00%	7/1/2020	Aa3	6,075	7,045,663
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	7,500	7,847,775
Houston Arpt	5.00%	7/1/2017	A	1,500	1,590,810
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,369,100
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,518,875
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	8,000	8,444,000
Long Beach Harbor	5.00%	11/15/2018	AA	7,500	8,349,975
Los Angeles Dept Arpts - LAX	4.00%	5/15/2020	AA-	225	251,469
MD Dept Trans	5.00%	12/15/2021	AAA	10,000	12,039,200
MTA NY	0.513%#	11/1/2041	AA-	20,000	19,852,200
MTA NY	1.003%#	11/1/2030	AA-	7,340	7,347,340
MTA NY	5.00%	11/15/2018	AA-	3,235	3,582,245
MTA NY (AGM)	0.848%#	11/1/2022	AA	15,475	14,908,259
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,384,240
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,687,150
North TX Twy Auth	5.00%	1/1/2020	A1	2,500	2,845,650
NY Twy Auth	5.00%	1/1/2018	A	1,250	1,348,850
NY Twy Auth	5.00%	5/1/2019	A-	15,725	17,636,216
NY Twy Auth	5.00%	1/1/2020	A	2,000	2,281,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Twy Auth - Hwy & Brdg	5.00%	4/1/2018	AA	$3,405	$3,709,339
OH Infrastructure	5.00%	12/15/2019	AA	2,500	2,857,375
OH Infrastructure	5.00%	12/15/2019	AA	6,000	6,857,700
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,386,720
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2017	A+	1,425	1,504,800
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2018	A+	1,280	1,393,894
St Louis Arpt - Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,664,502
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,167,113
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	5,984,050
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	2,004,338
WA St GARVEE - 520 Corridor	5.00%	9/1/2017	AA	16,930	18,019,784
Total					284,694,941

Utilities 13.00%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	1,000	1,044,880
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2018	A1	2,900	3,123,648
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	AA-	3,000	3,227,100
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	AA-	2,500	2,767,700
Atlanta Wtr & Wastewtr (NPFGC)	5.50%	11/1/2018	AA-	4,425	4,960,027
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	AAA	8,720	10,033,668
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	AAA	12,640	14,920,130
Chicago Wastewater	5.00%	1/1/2021	A	1,000	1,118,000
Chicago Wastewater	5.00%	1/1/2022	A	2,000	2,252,680
CO Public Auth - ML	5.75%	11/15/2018	BBB+	4,500	4,880,520
Detroit Water	5.00%	7/1/2021	A-	420	487,053
Detroit Water	5.00%	7/1/2022	A-	500	584,520
East Baton Rouge Swr Comm	0.671%#	2/1/2046	AA-	7,355	7,379,639
Floyd Co Dev - GA Power	2.35%	7/1/2022	A3	1,500	1,516,770
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,125,710
Houston Util Sys	5.00%	11/15/2018	AA	5,000	5,545,650
Houston Util Sys	5.00%	11/15/2018	AA	1,750	1,940,978
Houston Util Sys	5.00%	11/15/2019	AA	2,485	2,831,881
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,779,050
Houston Util Sys (SIFMA)	0.76%#	5/15/2034	AA	23,000	22,990,570
IL Fin Auth - Peoples Gas	1.875%	2/1/2033	Aa3	6,500	6,526,975
Intermountain Pwr Agy	5.00%	7/1/2018	A+	2,400	2,626,440
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,649,696
JEA Elec Sys	5.00%	10/1/2020	Aa3	3,620	4,206,078
JEA Elec Sys	5.00%	10/1/2020	Aa3	4,490	5,216,931
Lakeland Energy	0.76%#	10/1/2017	AA	17,000	17,053,720
Long Island Power Auth	0.821%#	5/1/2033	A-	10,000	10,016,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Los Angeles Wastewater	5.00%	6/1/2018	AA	$3,000	$3,293,970
Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%	10/1/2033	A1	6,000	6,036,840
Maricopa Co Poll Ctl - NM Pub Svc	2.40%	6/1/2043	BBB+	7,500	7,537,425
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,389,838
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	8,176,420
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	4,829,259
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,291,580
NC Muni Pwr Agy #1 - Catawba Elec	5.00%	1/1/2018	A	8,825	9,510,173
New Orleans Sewer	5.00%	6/1/2018	A	1,000	1,086,000
OH Air Quality - FirstEnergy	2.25%	8/1/2029	BBB-	5,000	5,014,300
PA Econ Dev - Waste Mgmt	1.50%	11/1/2021	A-	3,000	2,993,850
Peninsula Ports Auth - Dominion Proj	2.375%	10/1/2033	BBB+	5,000	5,042,150
Philadelphia Gas Works	5.00%	8/1/2019	A-	7,500	8,456,325
Philadelphia Gas Works	5.00%	8/1/2020	A-	2,000	2,303,220
Philadelphia Water & Wastewater	5.00%	7/1/2019	A1	2,390	2,683,468
Philadelphia Water & Wastewater	5.00%	7/1/2020	A1	4,500	5,166,090
Portland Sewer Sys	5.00%	10/1/2022	AA	5,000	6,088,500
PR Elec Pwr Auth	5.25%	7/1/2018	Caa3	2,000	1,301,500
Rockport Poll Ctl - IN/MI Pwr Co	1.75%	6/1/2025	Baa1	5,590	5,612,304
SA Energy Acquisition Pub Fac	5.50%	8/1/2021	BBB+	4,350	5,078,625
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2017	AA	875	919,100
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2018	AA	1,000	1,066,650
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	1,963,570
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,146,040
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	5,755	6,337,809
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,297,390
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,124,070
Wise Co IDA - VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,523,952
York Co EDA - VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,799,612
Total					267,876,144
Total Municipal Bonds (cost $1,755,765,895)					1,772,550,480

SHORT-TERM INVESTMENTS 11.48%

MUNICIPAL BOND 0.36%

Tax Revenue

MI Fin Auth - Detroit Sch Dist† (cost $7,500,000)	5.75%	8/22/2016	NR	7,500	7,487,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 11.12%

Corporate-Backed 4.97%

MS Bus Fin Corp - Grand Alliance	0.33%	1/7/2016	1/1/2033	BBB+	$11,225	$11,225,000
Port Arthur Nav Dist - Motiva	0.26%	1/4/2016	12/1/2039	A2	10,110	10,110,000
Port Arthur Nav Dist - Motiva	0.26%	1/4/2016	11/1/2040	A2	10,800	10,800,000
Port Arthur Nav Dist - Motiva	0.26%	1/4/2016	12/1/2039	A2	6,500	6,500,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	22,685	22,685,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	12/1/2039	A2	7,100	7,100,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	11/1/2040	A2	14,000	14,000,000
St James Parish - Nucor Steel	0.40%	1/6/2016	11/1/2040	A-	20,000	20,000,000
Total						102,420,000

Education 0.47%

Met Govt Nashville H & E - Fisk Univ	0.33%	1/7/2016	12/1/2020	NR	4,735	4,735,000
OH Hi Ed - Univ Dayton	1.26%	1/7/2016	7/1/2016	A	5,000	5,000,250
Total						9,735,250

General Obligation 0.24%

Appling Co Dev - GA Power	0.22%	1/4/2016	9/1/2029	A-	4,900	4,900,000

Health Care 0.91%

AR DFA - Baptist Mem Hlth	0.70%	1/7/2016	9/1/2044	A-	10,000	10,000,000
NJ Hlth - Christian Hlth Care Ctr	0.32%	1/7/2016	7/1/2038	A-	7,770	7,770,000
WI Hlth & Ed - Pooled Loan Fin	0.77%	1/6/2016	2/1/2022	A2	990	990,000
Total						18,760,000

Lease Obligations 1.65%

Palm Beach Co Sch Brd COP	0.28%	1/4/2016	8/1/2029	BBB	28,500	28,500,000
Pima Co IDA - Clark Co Detention†	0.29%	1/7/2016	9/1/2033	AA-	5,500	5,500,000
Total						34,000,000

Other Revenue 0.35%

WI Hlth & Ed - Maranatha Baptist	0.77%	1/7/2016	8/1/2026	BBB+	7,100	7,100,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 2.53%

Appling Co Dev - GA Power	0.22%	1/4/2016	9/1/2041	A-	$19,100	$19,100,000
Floyd Co Dev - GA Power	0.22%	1/4/2016	9/1/2026	A-	2,180	2,180,000
Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	10,650	10,650,000
Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	20,200	20,200,000
Total						52,130,000

Total Variable Rate Demand Notes (cost $229,045,000)						229,045,250

Total Short-Term Investments (cost $236,545,000)						236,532,575

Total Investments in Securities 97.53% (cost $1,992,310,895)						2,009,083,055

Cash and Other Assets in Excess of Liabilities 2.47%						50,948,879

Net Assets 100.00%						$2,060,031,934

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,780,037,805	$—	$1,780,037,805
Variable Rate Demand Notes	—	229,045,250	—	229,045,250
Total	$—	$2,009,083,055	$—	$2,009,083,055

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 95.97%

Corporate-Backed 7.16%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,308,602
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-	3,315	2,902,614
Alliance Arpt - FedEx AMT	4.85%	4/1/2021	Baa1	1,000	1,005,580
Babylon IDA - Covanta	5.00%	1/1/2019	AA	4,000	4,432,080
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,022,200
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	3,600	3,875,508
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	550	589,028
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,072,800
CA Poll Ctl - Waste Mgmt AMT	3.00%	11/1/2025	A-	9,850	10,068,965
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,669,125
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,419,370
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB+	5,000	5,201,200
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,962,048
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,187,795
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	4,900	5,127,115
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	7,660	8,084,058
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	10,000	10,888,900
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-	4,195	4,420,943
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-	3,145	2,327,300
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2026	A1	9,425	11,029,606
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2027	A1	8,300	9,620,281
LA Citizens Property Insurance Corp (AGM)	5.00%	6/1/2022	AA	2,000	2,358,860
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	6,780	8,018,028
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	Baa1	1,800	1,983,114
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,505,490
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,102,060
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	6,000	6,194,160
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,258,880
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	2,570	1,464,900
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB	1,000	1,000,770
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	5,300	5,344,732
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	3,115	3,276,326
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,346,928
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	15,082,181
NY Energy - NY State Elec & Gas	2.00%	6/1/2029	A3	9,000	8,951,850
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	4,300	4,596,571
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	1,000	1,125,870
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	3,500	3,741,500
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	8,200	8,547,434
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	1,665	1,686,112
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,715	7,198,279
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	7,710	8,369,128
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	10,500	11,271,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Tulsa Mun Arpt - American Airlines AMT	5.00%	6/1/2035	BB-		$4,000	$4,423,040
Valdez Marine Term - BP	5.00%	1/1/2021	A		10,000	11,473,200
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,739,535
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	6,073,100
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		4,900	3,203,228
Whiting Env Facs - BP AMT	5.00%	11/1/2045	A		6,855	7,997,934
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A		5,000	5,795,800
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB		3,750	4,086,937
Total						287,432,920

Education 5.92%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3		6,745	7,915,865
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1		420	460,265
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1		430	469,702
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,121,392
CA State Univ Sys	5.00%	11/1/2024	Aa2		5,000	5,940,950
CA State Univ Sys	5.00%	11/1/2026	Aa2		2,750	3,448,692
Clemson Univ	5.00%	5/1/2027	Aa2		5,700	7,154,070
Cleveland State Univ	5.00%	6/1/2024	A+		1,775	2,067,911
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR		3,500	3,532,865
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-		8,230	9,433,720
Cuyahoga CCD	5.00%	8/1/2020	Aa2		1,800	2,054,682
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2		7,480	8,877,040
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A-		1,910	2,103,101
IA HI Ed - Wartburg Clg	5.00%	10/1/2032	BB	(a)	5,000	5,076,700
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2016	Baa3		2,500	2,518,550
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,000	1,006,530
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3		2,000	2,223,000
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A		8,620	9,847,488
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB		1,500	1,650,195
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB		2,855	3,248,590
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+		5,135	5,753,922
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+		2,700	2,985,822
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+		1,810	1,998,674
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	AAA		2,850	3,206,791
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3		1,750	1,849,453
MI Hi Ed - Creative Studies	5.00%	12/1/2016	Baa2		435	436,135
MI Hi Ed - Creative Studies	5.25%	12/1/2018	Baa2		1,120	1,122,531
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+		2,500	2,732,475
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	Aa3		1,890	2,149,289
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-		5,000	5,929,150
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-		10,000	11,785,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	$1,890	$2,100,017
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+	1,000	1,120,740
NY Dorm - Pace Univ	5.00%	5/1/2026	BB+	1,000	1,110,380
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,436,920
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	609,230
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,909,192
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,949,837
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,304,235
NY Dorm - SUNY	5.00%	7/1/2030	Aa3	1,400	1,673,056
PR Indl Tourist - Inter American Univ	5.00%	10/1/2019	A-	1,000	998,410
PR Indl Tourist - Inter American Univ	5.00%	10/1/2020	A-	1,000	996,180
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa2	1,500	1,705,695
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa2	1,360	1,530,707
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,351,921
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A-	1,000	1,199,430
Troy Cap Res Corp - RPI	5.00%	8/1/2025	A-	1,610	1,947,601
Troy Cap Res Corp - RPI	5.00%	8/1/2026	A-	1,000	1,206,480
Troy Cap Res Corp - RPI	5.00%	8/1/2027	A-	1,600	1,917,840
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,452,600
Univ California	5.00%	5/15/2026	AA	15,000	18,098,700
Univ California	5.00%	5/15/2048	AA	10,000	12,257,700
Univ of North Carolina - Chapel Hill	0.913%#	12/1/2041	AAA	15,000	15,017,850
Univ of North Carolina - Wilmington	5.00%	6/1/2021	A2	1,950	2,269,858
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A2	2,435	2,889,225
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A2	2,560	3,055,130
Univ of Toledo	5.00%	6/1/2019	A1	2,800	3,121,916
UT Brd Regents - Univ UT	5.00%	8/1/2021	Aa1	2,400	2,851,440
UT Brd Regents - Univ UT	5.00%	8/1/2022	Aa1	3,500	4,222,260
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,419,631
Total					237,824,831

General Obligation 15.56%

Bellwood GO	5.875%	12/1/2027	A	5,000	5,976,150
Bellwood GO	6.15%	12/1/2032	A	3,770	4,479,476
CA State GO	5.00%	8/1/2018	AA-	3,000	3,147,450
CA State GO	5.00%	9/1/2021	AA-	15,500	18,494,290
CA State GO	5.00%	9/1/2021	AA-	13,685	16,328,668
CA State GO	5.00%	2/1/2022	AA-	20,000	24,072,000
CA State GO	5.00%	9/1/2023	AA-	6,100	7,509,161
CA State GO	5.00%	3/1/2025	AA-	7,000	8,768,200
CA State GO	5.00%	3/1/2026	AA-	5,000	6,201,550
CA State GO	5.00%	10/1/2027	AA-	10,000	11,974,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%	9/1/2030	AA-	$10,000	$12,132,000
CA State GO	5.25%	10/1/2020	AA-	10,120	11,677,063
CA State GO	5.25%	3/1/2022	AA-	6,320	7,317,612
CA State GO	5.25%	9/1/2024	AA-	10,000	12,067,100
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,683,610
Chicago GO	5.00%	1/1/2020	BBB+	1,450	1,530,258
Chicago GO	5.00%	1/1/2021	BBB+	5,000	5,293,450
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,243,659
Chicago GO	5.125%	1/1/2027	BBB+	3,000	3,137,310
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,050,400
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,790,127
Clark Co GO	5.00%	11/1/2027	Aa1	10,775	13,172,222
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,532,150
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,584,650
Cook Co GO	5.00%	11/15/2025	AA	6,000	6,605,760
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,829,770
Detroit - State Aid GO	4.50%	11/1/2023	AA	13,105	13,793,930
Detroit - State Aid GO	5.00%	11/1/2018	AA	3,320	3,514,718
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	258,518
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,990,200
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,239,289
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,933,426
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,743,750
Harris Co Toll Rd GO	5.00%	8/15/2024	Aa2	5,000	5,512,250
HI State GO	5.00%	8/1/2026	AA	7,545	9,252,735
Houston GO	5.00%	3/1/2023	AA+	4,000	4,870,360
Houston GO	5.00%	3/1/2024	AA+	2,000	2,467,880
IL State GO	5.00%	2/1/2020	A-	2,175	2,360,397
IL State GO	5.00%	7/1/2022	A-	6,500	7,168,395
IL State GO	5.00%	8/1/2023	A-	5,350	5,920,684
IL State GO	5.25%	7/1/2030	A-	5,430	5,901,921
King Co Sch Dist #414 - Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,777,025
LA State GO	5.00%	8/1/2025	AA	8,660	10,529,174
LA State GO	5.00%	5/1/2028	AA	11,180	13,408,062
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	9,110,857
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,205,588
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,641,800
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,297,776
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,582,573
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,887,375
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,631,600
MA State GO	5.00%	4/1/2024	AA+	7,500	8,825,250
MA State GO	5.00%	8/1/2024	AA+	5,000	6,224,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

MA State GO	5.00%	9/1/2024	AA+	$1,505	$1,821,396
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,556,530
Montgomery Cnty MD GO	5.00%	11/1/2023	AAA	8,475	10,514,509
NV State GO	5.00%	11/1/2026	AA	7,500	9,239,250
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,774,800
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	3,037,000
NYC GO	5.00%	10/1/2021	AA	6,000	7,128,180
NYC GO	5.00%	8/1/2022	AA	10,010	11,845,734
NYC GO	5.00%	8/1/2025	AA	12,000	14,686,800
NYC GO	5.00%	8/1/2026	AA	5,235	6,207,244
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,287,828
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,576,690
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,446,517
PR Comwlth GO	5.00%	7/1/2027	Caa3	4,500	2,913,750
PR Comwlth GO	5.00%	7/1/2033	Caa3	5,035	3,222,400
PR Comwlth GO	5.00%	7/1/2041	Caa3	10,060	6,438,400
PR Comwlth GO	5.25%	7/1/2016	Caa3	5,000	3,838,750
PR Comwlth GO	5.25%	7/1/2026	Caa3	3,515	2,284,750
PR Comwlth GO	5.25%	7/1/2032	Caa3	1,700	1,096,500
PR Comwlth GO	5.375%	7/1/2030	Caa3	10,110	6,565,232
PR Comwlth GO	5.375%	7/1/2033	Caa3	1,075	694,052
PR Comwlth GO	5.50%	7/1/2026	Caa3	12,500	8,171,875
PR Comwlth GO	5.50%	7/1/2039	Caa3	5,320	3,444,700
PR Comwlth GO	5.75%	7/1/2028	Caa3	5,125	3,376,094
PR Comwlth GO	5.75%	7/1/2041	Caa3	4,430	2,890,575
PR Comwlth GO	8.00%	7/1/2035	Caa3	11,000	8,002,500
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA	855	878,282
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	Caa3	550	545,628
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	1,620	1,462,050
PR Pub Bldg Auth GTD	5.25%	7/1/2029	Caa3	2,040	1,175,550
PR Pub Bldg Auth GTD	5.75%	7/1/2022	Caa3	6,805	4,219,100
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2035	Caa3	4,245	4,280,234
RI State GO	5.00%	8/1/2022	AA	6,480	7,737,120
San Francisco City & Co USD	4.00%	6/15/2021	Aa2	9,740	10,889,223
San Francisco Co USD	5.00%	6/15/2027	Aa2	5,000	6,111,950
TX State GO	5.00%	10/1/2022	AAA	13,000	15,793,050
TX State GO	5.00%	10/1/2026	AAA	10,000	12,216,400
WA State GO	5.00%	8/1/2022	AA+	14,245	16,924,484
WA State GO	5.00%	1/1/2024	AA+	5,000	5,710,100
WI State GO	5.00%	11/1/2022	AA	5,205	6,328,916
Williamson Co GO	5.00%	2/15/2021	AAA	5,640	6,649,729
Woonsocket GO	7.125%	6/15/2016	B2	1,050	1,065,414
Worcester GO (AGM)	5.25%	10/1/2019	AA	1,000	1,035,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Worcester GO (AGM)	5.25%	10/1/2020	AA		$1,195	$1,236,741
Total						624,969,776

Health Care 13.53%

Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	4,000	4,268,000
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,073,070
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,074,620
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,195,720
AR DFA - Baptist Mem Hlth	1.56%#	9/1/2044	A-		12,000	11,999,880
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,211,981
AZ Hlth Facs - Phoenix Childrens Hsp	1.86%#	2/1/2048	BBB+		14,500	14,886,860
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,570,540
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,569,163
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		4,175	4,225,810
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,775,974
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,143,760
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,267,420
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,487,218
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,134,372
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,429,680
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,432,080
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,757,517
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		3,000	3,619,710
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,669,350
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,135,290
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	6,229,550
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	AA-		5,200	5,282,888
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,427,408
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB+		5,000	5,515,300
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB+		4,500	4,868,595
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,320	1,441,889
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,426,810
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,286,441
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,427,750
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,120,040
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,500	1,660,335
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	622,668
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,461,294
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,688,386
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,251,876
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,064,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		$4,825	$5,193,003
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	884,816
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,032,600
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2026	BB		1,900	1,955,043
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,693,955
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,462,110
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,514,775
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,774,744
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,189,860
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		385	419,169
Guadalupe Co - Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,250,410
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,827,581
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,585,576
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,339,588
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	556,587
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB	(a)	1,500	1,661,130
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	2,006,100
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,115,049
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,096,582
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,436,892
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2020	AA		2,500	2,878,713
IL Fin Auth - Plymouth Place	5.00%	5/15/2030	BB+	(a)	1,690	1,742,137
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,095,540
IL Fin Auth - Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,950,135
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,955,797
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,613,480
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,747,644
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		710	712,052
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,499,775
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,892,030
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,076,220
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,246,240
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		3,275	3,284,039
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,454,356
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,601,440
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,175,251
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,526,954
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,241,585
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,862,800
MD Hlth & Hi Ed - Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	11,740,100
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,682,265
Mesquite Hlth - Christian Care Ctrs	5.50%	2/15/2025	BBB-	(a)	3,250	3,254,940
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2028	A1		6,175	7,172,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	NR		$2,660	$2,998,857
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,572,098
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,749,227
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,746,132
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,355,433
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,682,175
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,156,415
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,554,560
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,322,580
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,438,240
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,031,820
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		1,525	1,578,192
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,663,802
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,368,880
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	12,074,310
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,354,990
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,391,680
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,640,602
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,855,880
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,639,905
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,062,300
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	6,999,305
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,157,945
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,117,100
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		4,545	4,775,977
NJ Hlth - Univ Hosp	5.00%	7/1/2028	AA		2,000	2,280,240
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,205,390
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,028,420
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A-		2,000	2,189,700
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,433,760
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,242,680
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,116,960
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,912,737
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,956,600
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,829,640
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,659,150
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		4,400	4,686,704
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,285,237
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,879,650
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,405,600
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,768,123
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,042,060
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	827,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		$3,880	$3,979,949
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		1,380	1,399,513
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		725	735,252
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,135,766
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	4,984,830
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,860	1,874,768
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,167,897
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,446,515
Univ Med Ctr Corp	6.00%	7/1/2024	NR		1,000	1,162,650
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,800	1,822,860
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,385	1,481,673
Westchester Co Hlth Care	5.00%	11/1/2019	Baa1		4,000	4,492,360
Westchester Co Hlth Care	5.125%	11/1/2020	Baa1		5,500	6,332,205
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,489,482
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,259,020
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,238,090
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,055,380
WI PFA - Rose Villa	3.75%	11/15/2019	NR		75	75,417
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,767,021
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,426,515
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,065,760
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,043,010
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,702,544
Total						543,282,462

Housing 0.65%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	617,315
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,203,385
CA Stwde - American Baptist	2.10%	10/1/2019	BBB+	(a)	2,200	2,201,166
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,193,060
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,576,380
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2030	BBB-		6,000	6,455,040
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,785,748
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,799,250
NYC IDA - Yankee Stadium (FGIC)	0.991%#	3/1/2021	BBB		3,850	3,705,663
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3		155	161,291
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,201,812
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,138,560
Total						26,038,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 6.28%

Broward Co Sch Brd COP	5.00%	7/1/2021	A1	$5,000	$5,863,650
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A+	4,085	4,584,514
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+	3,000	3,664,830
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A+	7,490	8,139,832
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A+	1,000	1,140,220
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A+	1,500	1,753,845
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+	3,250	3,836,853
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+	1,000	1,193,710
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+	4,200	5,046,972
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A+	11,370	13,038,320
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2	2,450	2,699,508
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-	5,640	6,752,546
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA	3,800	4,251,174
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A1	4,000	4,429,000
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A1	6,405	7,087,965
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	AA	3,650	4,208,779
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA	5,930	6,944,149
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+	2,870	2,959,774
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,000	3,384,810
IN Fin Auth - I-69 AMT	5.25%	9/1/2026	BBB-	1,100	1,280,059
IN Fin Auth - I-69 AMT	5.25%	9/1/2027	BBB-	1,400	1,619,954
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+	2,500	3,029,700
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,644,658
KY Ppty & Bldgs Commn - Proj #93 (AG)	5.25%	2/1/2020	AA	2,000	2,236,940
LA PFA - Hurricane Recovery	5.00%	6/1/2020	Aa3	3,300	3,778,137
LA PFA - Hurricane Recovery	5.00%	6/1/2023	Aa3	3,200	3,828,256
LA PFA - Hurricane Recovery	5.00%	6/1/2024	Aa3	6,840	8,266,892
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,504,050
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A	2,560	2,596,122
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa3	3,865	4,572,218
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa3	6,915	8,143,035
NJ EDA - Sch Facs	5.00%	3/1/2023	A-	7,445	8,255,239
NJ EDA - Sch Facs	5.25%	12/15/2020	A-	8,125	8,745,994
NJ EDA - Sch Facs	5.25%	9/1/2023	NR	3,455	4,098,839
NJ EDA - Sch Facs	5.25%	9/1/2023	A-	6,545	7,161,146
NJ EDA - Sch Facs	5.25%	9/1/2025	A-	5,550	6,004,046
NJ EDA - Transit Proj	5.00%	5/1/2018	A-	1,425	1,491,932
NJ EDA - Transit Proj	5.00%	5/1/2019	A-	3,000	3,193,980
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,135,640
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,375,374
NY UDC - Svc Contract	5.00%	1/1/2022	AA	3,705	4,220,328
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA	1,750	2,134,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NYC TFA - Bldg Aid	5.00%	7/15/2028	AA		$1,500	$1,808,010
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	Aa3		8,030	9,203,825
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	10,248,787
Philadelphia Redev Auth	5.00%	4/15/2020	A+		3,525	3,971,547
Philadelphia Redev Auth	5.00%	4/15/2021	A+		2,000	2,290,280
Philadelphia Redev Auth	5.00%	4/15/2022	A+		5,195	6,016,641
Philadelphia Redev Auth	5.00%	4/15/2028	A+		4,380	5,034,722
PR Pub Bldg Auth GTD	5.25%	7/1/2033	Caa3		2,000	1,145,000
PR Pub Bldg Auth GTD	7.00%	7/1/2021	Caa3		5,000	3,250,000
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-		2,000	2,236,480
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-		4,100	4,699,297
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,392,413
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA		1,000	1,204,770
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,220,840
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA		1,750	1,753,413
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA		920	921,573
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA		2,250	2,253,375
Total						252,196,168

Other Revenue 3.76%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3		11,300	12,192,700
Austin Convention†	6.00%	1/1/2017	BB		1,935	2,018,553
Baker Correctional Dev	7.50%	2/1/2030	NR		1,200	956,400
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018	BB+		1,160	1,195,438
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019	BBB-		2,715	3,050,981
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1		5,425	6,459,548
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,895,740
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BBB-		6,410	6,604,543
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,773,550
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,756,250
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022	BBB		3,265	3,408,725
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	985,803
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		5,110	5,736,997
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	3,188,580
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA		7,645	8,837,620
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	3,000	3,483,360
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033	BB		3,000	3,200,730
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa1		5,000	5,113,650
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		810	852,104
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB		2,250	2,448,270
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024	A1		4,000	4,596,080
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026	BBB-		4,455	5,361,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR	$700	$399,000
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		A-	1,900	2,048,827
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		A-	1,400	1,529,752
MI St Strategic Fd Escrow(f)	Zero Coupon	—	(g)	NR	400	40
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019		BBB+	3,225	3,496,158
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+	5,000	5,636,250
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018		A+	2,500	2,822,750
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A	5,000	5,803,750
PA IDA - Economic Dev	5.00%	7/1/2019		A+	3,500	3,915,835
PA IDA - Economic Dev	5.00%	7/1/2020		A+	2,000	2,288,560
Phoenix IDA - Basis Schs†(c)	5.00%	7/1/2035		BB	2,350	2,458,382
SA Energy Acquisition Pub Fac	5.50%	8/1/2023		BBB+	9,365	11,177,408
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-	2,400	2,536,200
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023		A3	5,000	5,778,200
WA Eda - Waste Mgmt†	2.125%	6/1/2020		A-	4,000	4,033,440
Total						151,041,366

Special Tax 1.67%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2	5,500	5,870,590
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020		A2	1,670	1,847,705
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+	2,000	2,163,080
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+	1,000	1,081,520
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+	1,500	1,641,945
Emeryville Redev Agy	5.00%	9/1/2021		A+	3,185	3,751,006
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA	1,950	2,396,979
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA	2,650	3,231,649
Glendale Redev Agy	5.50%	12/1/2024		A	5,000	5,160,250
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039		NR	5,000	550,000
Orange Co CFD	5.00%	8/15/2033		NR	1,400	1,568,840
Orange Co CFD	5.00%	8/15/2035		NR	1,000	1,103,430
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	7,298,730
Pittsburg Redev Agy	5.00%	8/1/2019		A	5,755	6,486,691
Pittsburg Redev Agy	5.00%	8/1/2020		A	1,680	1,936,318
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021		AA	1,875	2,200,275
Plaza Met Dist #1†	4.50%	12/1/2030		NR	4,300	4,452,048
Sparks Loc Impt Dists	6.50%	9/1/2020		NR	190	197,845
Sparks Tourism Impt Dist†	6.50%	6/15/2020		B1	4,630	4,917,616
Village CDD #9	5.00%	5/1/2022		NR	1,335	1,398,599
Village CDD #9	5.25%	5/1/2031		NR	1,770	1,998,719
Village CDD #9	5.75%	5/1/2021		NR	2,725	2,974,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Village CDD #9	6.75%	5/1/2031	NR		$2,525	$2,961,446
Total						67,189,755

Tax Revenue 7.29%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,258,040
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+		3,000	3,589,110
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,870,343
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	6,003,700
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-		5,000	6,069,050
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,056,660
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,050,270
Guam Ltd Oblig - Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,116,500
Guam Ltd Oblig - Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,134,780
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,577,700
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,959,525
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	6,285,700
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,207,325
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,723,619
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,605,810
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,222,169
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,717,732
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BBB+		2,500	2,817,300
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB+		5,000	5,764,450
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,782,601
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,266,460
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,090,296
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	530,465
NM Severance Tax	5.00%	7/1/2022	Aa1		5,225	5,887,530
NY Dorm - PIT	5.00%	12/15/2019	AAA		15,000	17,150,550
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	12,029,100
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	18,324,843
NY Dorm - Sales Tax	5.00%	3/15/2028	AAA		11,645	14,419,188
NY Twy Auth - Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,589,490
NY UDC - PIT	5.00%	12/15/2025	AAA		1,320	1,423,396
NY UDC - PIT	5.00%	3/15/2026	AAA		15,000	18,219,900
NY UDC - PIT	5.00%	12/15/2026	AAA		1,920	2,068,454
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	11,814,200
NYC TFA - Future Tax	5.00%	5/1/2025	NR		4,535	4,957,481
NYC TFA - Future Tax	5.00%	5/1/2025	AAA		350	382,015
NYC TFA - Future Tax	5.50%	11/1/2027	AAA		8,850	10,585,396
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		2,010	2,230,336
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,313,040
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,976,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Polk Co Trans Rev	5.00%	12/1/2021	A1		$2,825	$3,257,394
PR Corp Sales Tax	5.25%	8/1/2027	CC		1,650	703,313
PR Corp Sales Tax	5.25%	8/1/2041	CC		7,570	3,046,925
PR Corp Sales Tax	5.50%	8/1/2023	CC		9,465	4,247,419
PR Corp Sales Tax	5.50%	8/1/2028	CC		8,630	3,689,325
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3		8,000	4,580,000
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	6,021,500
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,138,030
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,693,030
Virgin Islands PFA - Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,065	2,274,019
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,030,940
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,316,650
WI Trsp	5.00%	7/1/2024	AA+		5,000	6,218,350
WI Trsp	5.00%	7/1/2026	AA+		6,000	7,471,980
Total						292,759,489

Tobacco 4.06%

Buckeye Tobacco	5.125%	6/1/2024	B-		26,490	23,840,470
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,186,777
Buckeye Tobacco	5.875%	6/1/2030	B-		23,850	21,141,355
Golden St Tobacco	4.50%	6/1/2027	B		11,875	11,801,256
Golden St Tobacco	5.00%	6/1/2033	B-		15,000	13,865,400
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	2,325	2,309,004
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	3,085	3,088,147
MI Tob Settlement	5.125%	6/1/2022	B-		4,995	4,575,870
MI Tob Settlement	5.25%	6/1/2022	B-		6,710	6,189,975
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		2,855	2,865,135
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A		8,500	8,686,490
RI Tob Settlement	5.00%	6/1/2027	BBB		2,500	2,777,000
RI Tob Settlement	5.00%	6/1/2028	BBB		2,000	2,199,820
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,159,910
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		1,000	1,148,310
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		1,000	1,140,400
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,905,258
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	7,276,875
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,749,500
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB		11,195	11,338,968
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		5,000	5,000,150
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-		10,500	8,611,995
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		10,000	9,121,800
Total						162,979,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 16.93%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	$2,750	$3,270,410
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	6,066,000
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,860,089
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,577,620
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-	2,500	2,940,025
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+	10,000	11,819,300
Bay Area Toll Auth	0.71%#	4/1/2047	AA	6,000	5,993,880
Bay Area Toll Auth	1.875%	4/1/2047	AA	5,000	5,067,550
Bay Area Toll Auth	2.00%	4/1/2034	AA	9,000	9,175,860
Central TX Mobility Auth	5.00%	1/1/2030	BBB+	800	924,096
Central TX Mobility Auth	5.00%	1/1/2031	BBB+	1,675	1,921,476
Central TX Mobility Auth	5.00%	1/1/2032	BBB+	2,000	2,292,520
Central TX Mobility Auth	5.00%	1/1/2033	BBB	3,000	3,232,410
Central TX Mobility Auth	5.75%	1/1/2019	BBB+	1,500	1,657,200
Central TX Mobility Auth	5.75%	1/1/2020	BBB+	1,000	1,127,020
Central TX Mobility Auth	5.75%	1/1/2031	BBB+	2,000	2,327,380
Central TX Tpk	5.00%	8/15/2025	BBB+	2,250	2,650,748
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	2,924,325
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	3,840,870
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,763,857
Central TX Tpk	5.00%	8/15/2033	BBB+	7,650	8,678,695
Chicago Midway Arpt	5.00%	1/1/2026	A-	6,075	7,067,959
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-	3,000	3,471,780
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,700,869
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,646,230
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A	6,320	7,079,032
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	13,379,491
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,741,900
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,373,170
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA	635	704,256
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA	390	432,535
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA	515	571,168
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA	460	510,170
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	2,059,843
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,814,150
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,128,989
E - 470 Hwy Auth	5.00%	9/1/2020	BBB+	900	1,037,097
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,470,867
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	12,989,280
HI Arpts Sys AMT	5.00%	7/1/2022	A+	5,130	5,920,123
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-	8,000	8,802,720
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,686,125
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,801,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

IL Toll Hwy Auth	5.00%	1/1/2027	AA-	$1,000	$1,179,170
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,981,185
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,222,000
KY Tpk Auth	5.00%	7/1/2026	AA	5,215	6,183,165
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,420,420
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,452,388
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,912,593
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,677,523
MA Trans Fd - Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,724,398
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,811,989
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,085,710
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,448,369
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,746,210
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,826,660
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,986,259
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	4,048,870
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A2	1,750	2,086,648
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A2	2,000	2,367,280
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A2	2,500	3,007,475
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A2	3,500	4,112,465
Minneapolis / St Paul Met Arpts	5.00%	1/1/2020	AA-	2,190	2,506,521
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,091,255
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%	1/1/2024	AA-	10,250	10,684,395
MTA NY	5.00%	11/15/2021	AA-	1,500	1,777,635
MTA NY	5.00%	11/1/2023	AA-	5,640	6,781,198
MTA NY	5.00%	11/15/2025	AA-	3,500	4,211,970
MTA NY	5.25%	11/15/2028	AA-	6,355	7,854,653
MTA NY	5.25%	11/15/2029	AA-	2,000	2,462,140
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,566,936
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,428,118
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,234,520
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,395,880
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,524,107
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,539,750
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,822,000
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,595,480
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,575,070
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,868,550
NJ Trans Trust Fund	5.75%	6/15/2020	A-	7,645	8,454,605
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,379,209
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,973,450
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	6,012,100
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,182,700
North TX Twy Auth	6.25%	1/1/2024	A1	5,000	5,722,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Dorm - PIT	5.00%	3/15/2023	AAA	$8,500	$10,301,320
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,309,680
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	884,235
NY Twy Auth	5.00%	5/1/2019	A-	4,570	5,125,438
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,422,280
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,896,304
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,379,107
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,207,257
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,586,200
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	15,492,540
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,191,250
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,435,252
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	8,072,260
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,552,487
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,767,465
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,530,872
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,182,700
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,972,844
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,866,820
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,773,640
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,169,360
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	13,050,070
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,458,620
PR Conv Ctr Auth (AMBAC)	5.00%	7/1/2031	CC	3,000	2,707,500
PR Hwy & Trans Auth	5.00%	7/1/2030	CC	1,745	331,550
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	230,850
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	850,238
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	585,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,017,920
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,875,062
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,114,188
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,152,803
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,305,607
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,624,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,574,503
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,302,875
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,433,664
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,683,479
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,953,049
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,231,400
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	5,997,462
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	A+	2,500	2,879,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	$7,525	$8,819,977
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,707,979
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,692,543
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,422,320
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,152,276
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,494,140
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,835,000
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,741,700
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,844,400
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,303,420
Total					679,918,110

Utilities 13.16%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,247,610
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,873,040
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,504,204
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	BBB-	20,000	20,932,400
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA	16,695	18,893,231
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	AAA	4,610	5,564,454
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	AAA	11,080	13,621,974
Central Plains - Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,436,750
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	18,617,250
Detroit Sewer	5.00%	7/1/2034	BBB+	2,200	2,471,986
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	2,055,549
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	7,821,072
Energy Northwest - Proj 1	5.00%	7/1/2027	Aa1	9,650	11,091,903
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,760,121
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,552,439
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	4,132,311
Floyd Co Dev - GA Power	2.35%	7/1/2022	A3	4,875	4,929,502
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,112,800
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,600,210
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,038,600
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,894,560
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,541,240
Imperial Irrigation Dist(c)	5.00%	11/1/2030	AA-	1,000	1,217,220
Imperial Irrigation Dist(c)	5.00%	11/1/2031	AA-	1,500	1,818,285
Imperial Irrigation Dist(c)	5.00%	11/1/2032	AA-	2,000	2,414,360
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	364,657
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,282,270
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,841,629
KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,664,231
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,387,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Beach Nat Gas - ML	1.672%#	11/15/2026	BBB+	$4,000	$3,932,160
Long Island Power Auth	5.00%	5/1/2019	A-	1,000	1,119,460
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,358,630
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2022	AA-	4,250	5,023,202
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	12,334,200
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2019	AA	4,705	5,295,007
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,130	3,576,213
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,930	4,490,261
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A1	5,225	6,116,071
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A1	5,005	5,872,617
Main St Nat Gas - ML	5.00%	3/15/2021	BBB+	2,500	2,832,400
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,889,003
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,200	7,070,170
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,888,331
Miami Dade Co Wtr & Swr (AGM)	5.25%	10/1/2018	AA	3,000	3,328,590
MO Joint Muni Elec Util Commn	5.00%	1/1/2023	A2	2,000	2,392,260
MO Joint Muni Elec Util Commn	5.00%	1/1/2025	A2	1,500	1,778,295
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,166,118
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,472,258
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	10,007,984
New Orleans Sewer	5.00%	6/1/2020	A	1,400	1,598,352
New Orleans Sewer	5.00%	6/1/2021	A	400	466,060
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB+	8,000	8,825,200
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,220,424
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	1,000	1,029,880
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	2,000	2,059,760
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,684,945
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	8,828,960
OH Wtr Dev Auth	5.00%	6/1/2023	AAA	5,500	6,770,280
PA Econ Dev - Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,225,000
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,079,893
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A1	5,000	5,381,550
Philadelphia Gas Works	5.00%	8/1/2026	A-	1,000	1,190,020
Philadelphia Gas Works	5.00%	8/1/2027	A-	1,000	1,178,940
Philadelphia Water & Wastewater	5.00%	7/1/2022	A1	3,090	3,645,088
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2027	AAA	5,000	6,087,000
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,381,150
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,444,877
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	9,038,146
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,154,800
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	10,640	11,979,470
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	5,590	3,913,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth	5.00%	7/1/2029	Caa3	$8,235	$5,332,162
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	1,035	664,988
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	2,390	1,535,575
PR Elec Pwr Auth	5.25%	7/1/2019	Caa3	2,000	1,297,000
PR Elec Pwr Auth	5.25%	7/1/2026	Caa3	4,900	3,172,750
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	3,235	2,078,487
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	2,350	1,514,293
PR Elec Pwr Auth	7.00%	7/1/2033	Caa3	4,000	2,600,000
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	725	467,625
PR Elec Pwr Auth (AGM)	0.738%#	7/1/2029	AA	5,720	4,232,800
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,634,845
SA Energy Acquisition Pub Fac	5.50%	8/1/2021	BBB+	2,360	2,755,300
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,121,790
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,827,904
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	BBB+	5,000	6,099,400
San Diego PFA Swr	5.00%	5/15/2020	AA	5,000	5,639,350
San Francisco City & Co Pub Util Sys Commn	5.00%	11/1/2023	AA-	5,450	6,512,423
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2022	AA-	1,100	1,323,553
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	4,000	4,932,120
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,329,600
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,205,500
TEAC - Goldman Sachs	5.00%	2/1/2018	A3	1,055	1,136,235
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	3,000	3,487,230
TEAC - Goldman Sachs	5.25%	9/1/2024	A3	8,520	10,092,281
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	23,000	26,374,790
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	2,000	2,217,220
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	2,000	2,205,440
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	BBB+	4,685	5,456,854
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	BBB+	2,925	3,454,893
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	BBB+	12,610	15,558,344
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	6,169,624
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	340	340,000
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,195,240
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,819,260
Wise Co IDA - VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,523,952
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,664,148
Total					528,781,987

Total Municipal Bonds (cost $3,720,813,862)					3,854,415,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Investments					Shares (000)	Fair Value
SHORT-TERM INVESTMENTS 2.25%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,776)					2	$1,776

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Notes 2.25%

Corporate-Backed 1.25%

Port Arthur Nav Dist - Motiva	0.26%	1/4/2016	12/1/2039	A2	$1,800	1,800,000
Port Arthur Nav Dist - Motiva	0.26%	1/4/2016	11/1/2040	A2	7,600	7,600,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	12/1/2039	A2	11,600	11,600,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	14,400	14,400,000
Port Arthur Nav Dist - Motiva	0.27%	1/7/2016	4/1/2040	A2	14,600	14,600,000
Total						50,000,000

General Obligation 0.46%

NYC GO (AGM)	0.24%	1/4/2016	11/1/2026	AA	18,370	18,370,000

Lease Obligations 0.02%

Pima Co IDA - Clark Co Detention†	0.29%	1/7/2016	9/1/2033	AA-	1,000	1,000,000

Utilities 0.52%

Appling Co Dev - GA Power	0.22%	1/4/2016	9/1/2041	A-	800	800,000
Floyd Co Dev - GA Power	0.22%	1/4/2016	9/1/2026	A-	600	600,000
Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	16,625	16,625,000
Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	3,000	3,000,000
Total						21,025,000

Total Variable Rate Demand Notes (cost $90,395,000)						90,395,000

Total Short-Term Investments (cost $90,396,776)						90,396,776

Total Investments in Securities 98.22% (cost $3,811,210,638)						3,944,812,175

Cash and Other Assets in Excess of Liabilities(h)1.78%						71,667,464

Net Assets 100.00%						$4,016,479,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2016	85	Short	$(13,068,750)	$5,163
U.S. 10-Year Treasury Note	March 2016	294	Short	(37,016,438)	130,404
Totals				$(50,085,188)	$135,567

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Health Care	$—	$538,297,632	$4,984,830	(4)	$543,282,462
Lease Obligations	—	251,948,648	247,520	(4)	252,196,168
Other Revenue	—	150,084,926	956,440	(4)(5)	151,041,366
Remaining Industries	—	2,907,895,403	—		2,907,895,403
Money Market Mutual Fund	1,776	—	—		1,776
Variable Rate Demand Notes	—	90,395,000	—		90,395,000
Total	$1,776	$3,938,621,609	$6,188,790		$3,944,812,175
Liabilities
Trust Certificates(6)	$—	$(2,250,000)	$—		$(2,250,000)
Total	$—	$(2,250,000)	$—		$(2,250,000)
Other Financial Instruments
Futures Contracts
Assets	$135,567	$—	$—		$135,567
Liabilities	—	—	—		—
Total	$135,567	$—	$—		$135,567

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.
(4)	Includes securities (St Paul Hsg - HlthEast Care Sys (Health Care), Houston Co Coop Dist - Country Crossing (Lease Obligations), and Baker Correctional Dev (Other Revenue)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security (MI St Strategic Fd Escrow (Other Revenue)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(6)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$40
Accrued discounts/premiums	(9,611)
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	82,139
Purchases	—
Sales	—
Net transfers in or out of Level 3	6,116,222
Balance as of December 31, 2015	$6,188,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.12%

Corporate-Backed 4.99%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$376,208
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,481,991
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,031,060
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	571,070
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	629,483
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		770	893,123
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-		350	356,514
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	527,680
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB+		100	118,500
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+		300	324,987
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+		1,045	1,235,817
Love Field Arpt - Southwest Airlines	5.25%	11/1/2040	Baa1		190	209,220
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		500	516,595
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		130	138,966
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-		185	187,346
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	111,862
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	286,681
Total						8,997,103

Education 9.08%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A2		160	184,488
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	375,827
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	NR		245	269,833
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		20	21,803
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	292,907
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		250	262,803
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2045	A-		1,000	1,115,910
DE EDA - DE State Univ (AGM)	5.00%	10/1/2031	AA		410	477,383
Delaware CO PA Auth - Villanova Univ	4.00%	8/1/2040	A+		500	526,410
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	103,735
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	Baa1		475	563,250
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	867,845
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	1,002,320
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-		175	200,268
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		700	835,436
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		715	851,880
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	100,653
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	502,990
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	500,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

LA PFA - Loyola Univ	5.25%	10/1/2029	A-		$680	$780,110
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		125	131,025
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	135,949
Morgan State Univ	5.00%	7/1/2027	A+		670	778,419
Morgan State Univ	5.00%	7/1/2030	A+		350	396,711
Morgan State Univ	5.00%	7/1/2032	A+		450	507,775
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	BBB		225	244,334
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	179,426
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	280,062
NY Dorm - Pace Univ	5.00%	5/1/2029	BB+		250	274,188
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	400	432,348
NY Dorm - Yeshiva Univ	4.00%	11/1/2017	NR		75	79,396
NY Dorm - Yeshiva Univ	4.00%	11/1/2017	B3		125	129,534
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,169,260
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		885	991,669
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A2		700	793,086
Total						16,359,333

Financial Services 0.27%

IN Bd Bk - JP Morgan	1.185%#	10/15/2022	A3		500	489,525

General Obligation 9.32%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	656,414
CA State GO	5.375%	11/1/2035	AA-		400	470,980
CA State GO	5.50%	3/1/2040	AA-		975	1,129,294
CA State GO	6.50%	4/1/2033	AA-		300	351,882
Chicago Brd Ed	5.25%	12/1/2039	BB		250	220,015
Chicago GO	5.25%	1/1/2027	BBB+		270	273,804
Chicago GO	5.50%	1/1/2035	BBB+		230	242,668
Chicago GO	5.50%	1/1/2037	BBB+		985	1,031,916
Delaware Co IDA - Covanta	5.00%	7/1/2043	Ba2		500	502,385
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-		400	478,224
HI State GO	5.00%	12/1/2028	AA		1,000	1,182,730
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3		225	262,435
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		1,000	1,107,770
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA		925	1,053,038
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		250	262,160
Middletown CSD	5.25%	12/1/2040	AA		250	290,410
NYC GO	5.00%	8/1/2023	AA		705	860,065
NYC GO	5.00%	8/1/2027	AA		575	692,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Philadelphia GO	5.25%	7/15/2031	A+		$600	$699,366
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		370	433,392
PR Comwlth GO	4.75%	7/1/2018	Caa3		370	250,952
PR Comwlth GO	5.25%	7/1/2022	Caa3		250	162,500
PR Comwlth GO	5.375%	7/1/2030	Caa3		955	620,158
PR Pub Bldg Auth GTD	5.00%	7/1/2036	AA		50	46,717
PR Pub Bldg Auth GTD	5.50%	7/1/2027	Caa3		145	85,188
PR Pub Bldg Auth GTD	6.00%	7/1/2020	Caa3		125	80,625
PR Pub Bldg Auth GTD	6.25%	7/1/2026	Caa3		315	195,300
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Ba2		1,000	1,096,240
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	862,590
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	595,450
Yosemite CCD	5.00%	8/1/2029	Aa2		500	611,990
Total						16,809,125

Health Care 18.03%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		300	316,854
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-		300	344,355
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-		345	394,539
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-		665	765,229
AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,377,353
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		745	881,514
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	326,496
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		750	831,142
CA Stwde - American Baptist	5.00%	10/1/2021	BBB+	(a)	635	716,782
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	536,705
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		750	798,255
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	125,455
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	313,732
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A		750	835,515
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A		165	186,042
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	710,112
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	Aa3		500	587,525
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	148,666
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	158,571
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	NR		115	132,278
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	15	17,106
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	598,428
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	431,920
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	160,258
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		480	526,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		$400	$472,180
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	NR		275	306,364
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		30	32,900
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	517,755
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	258,164
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		785	877,198
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	317,259
IL Fin Auth - Rush Univ Med	5.00%	11/15/2039	A+		250	282,250
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	Aaa		315	367,662
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		220	256,780
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		80	93,374
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	Aaa		250	292,867
IL Fin Auth - Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	Aaa		305	339,950
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	858,656
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		750	781,185
Kent Hsp Fin Auth - Metropolitan Hsp	6.25%	7/1/2040	BB		45	45,110
LA PFA - Ochsner Clinic	5.00%	5/15/2047	Baa1		200	214,990
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	358,410
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		785	903,315
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	BBB+		930	1,040,242
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	277,915
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	500,874
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	694,133
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	447,232
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2033	A1		250	284,493
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	168,218
Montgomery Co Hlth - Catholic Hlth E	6.25%	11/15/2034	AA-		105	120,714
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		125	136,270
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,152,220
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		125	128,760
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,207,525
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		225	189,898
NJ Hlth - Univ Hosp	5.00%	7/1/2029	AA		135	152,856
NJ Hlth - Univ Hosp	5.00%	7/1/2046	AA		250	273,080
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	289,917
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	271,520
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		500	555,715
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,206,937
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	544,985
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	580,130
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		140	162,504
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		500	551,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Westchester Co Hlth Care	6.00%	11/1/2030	Baa1	$305	$349,146
Westchester Co Hlth Care	6.125%	11/1/2037	Baa1	275	314,344
WI Hlth & Ed - Aurora Hlth	5.125%	4/15/2031	A2	195	218,375
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1	840	883,016
Total					32,500,447

Housing 1.34%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	300	369,393
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3	250	273,170
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB	100	112,748
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	500	519,765
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-	750	773,430
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	350	361,232
Total					2,409,738

Lease Obligations 6.52%

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2030	A+	130	131,245
CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A+	250	286,083
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+	535	626,298
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A+	310	358,779
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+	145	147,494
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	530,223
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,381,992
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	250	274,303
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	970,530
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	500	598,490
Los Angeles USD COP	5.00%	10/1/2025	A+	1,000	1,194,410
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A	650	695,194
NJ EDA - Sch Facs	1.61% #	3/1/2028	A-	500	446,250
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A-	500	530,660
North Hudson Sewerage Auth	5.00%	6/1/2024	A	1,000	1,166,350
Philadelphia Muni Auth	6.375%	4/1/2029	A+	655	751,894
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,139,110
VA Transp Brd	4.75%	5/15/2035	AA+	470	524,210
Total					11,753,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 5.42%

Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	$155	$172,585
Austin Convention†	5.75%	1/1/2034	BB	590	599,481
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	206,606
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	BB	250	254,275
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	595	606,091
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	101,701
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	775	884,027
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	250	286,485
Cleveland Arpt	5.00%	1/1/2029	A-	425	468,563
Cleveland Arpt	5.00%	1/1/2030	A-	555	609,978
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	288,541
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	531,430
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	338,691
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	225,380
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	108,812
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	500	529,895
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	235	264,732
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	265	315,350
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	160,356
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,002,366
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	475	547,038
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	303,053
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	57,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	580,100
PR Pub Bldg Auth GTD	5.25%	7/1/2027	Caa3	265	153,700
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	167,793
Total					9,764,029

Special Tax 3.20%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	274,203
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	526,505
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA	1,150	1,353,676
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	583,575
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	851,467
Lancaster Redev Agy	6.00%	8/1/2024	BBB	250	282,438
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	584,830
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	395	430,590
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	105,857
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	772,728
Total					5,765,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 4.29%

Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	$225	$242,334
Hudson Yards	5.75%	2/15/2047	A	925	1,064,943
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2053	AA	915	998,055
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	225	249,818
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	289,153
NY UDC - PIT	5.00%	3/15/2033	AAA	750	875,917
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,158,680
PR Corp Sales Tax	5.25%	8/1/2027	CC	575	245,094
PR Corp Sales Tax	5.25%	8/1/2041	CC	1,000	402,500
PR Corp Sales Tax	5.75%	8/1/2037	CC	220	90,200
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	275	321,667
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	639,652
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	608,241
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	215	235,184
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	305,945
Total					7,727,383

Tobacco 5.26%

Buckeye Tobacco	5.125%	6/1/2024	B-	500	449,990
Buckeye Tobacco	6.50%	6/1/2047	B-	420	389,924
Golden St Tobacco	5.00%	6/1/2030	A+	500	575,600
Golden St Tobacco	5.00%	6/1/2045	A+	1,000	1,139,040
Golden St Tobacco	5.75%	6/1/2047	B-	1,500	1,408,995
MI Tob Settlement	5.125%	6/1/2022	B-	705	645,843
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	170,580
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,300,123
RI Tob Settlement	5.00%	6/1/2035	BBB	475	504,251
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	611,350
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	811,006
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	500	415,390
TSASC	5.00%	6/1/2026	BB-	400	403,548
TSASC	5.00%	6/1/2034	B	700	655,921
Total					9,481,561

Transportation 15.76%

Atlanta Arpt	5.25%	1/1/2030	Aa3	635	732,149
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,183,940
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	500	556,680
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,361,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Tpk	5.00%	8/15/2037	BBB+	$1,000	$1,122,470
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	648,893
Chicago Midway Arpt	5.00%	1/1/2026	A-	185	216,156
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,126,538
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	138,787
Chicago O’Hare Arpt	5.625%	1/1/2035	A	410	473,665
Delaware River Port Auth	5.00%	1/1/2029	A	470	549,397
Delaware River Port Auth	5.00%	1/1/2034	A	800	917,768
DFW Arpt	5.00%	11/1/2028	A+	750	884,730
DFW Arpt	5.00%	11/1/2030	A+	850	994,135
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA-	500	564,530
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	228,990
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	876,885
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	806,091
MA Port Auth	5.00%	7/1/2045	AA	250	290,340
Met DC Arpt	5.00%	10/1/2035	AA-	255	288,657
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	570,140
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	460,732
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	540	626,837
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A2	160	189,742
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A2	515	607,721
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	677,114
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	535	614,699
NJ Tpk Auth	5.00%	1/1/2045	A+	400	453,504
NJ Trans Trust Fund	5.75%	12/15/2031	A-	350	384,150
NJ Trans Trust Fund	6.00%	6/15/2035	A-	760	868,338
North TX Twy Auth	5.00%	1/1/2031	A2	250	283,943
North TX Twy Auth	5.00%	1/1/2040	A1	350	390,320
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,315,317
PA Tpk Commn	5.00%	12/1/2034	A1	100	115,016
PA Tpk Commn	5.00%	12/1/2039	A1	750	848,258
PA Tpk Commn	5.00%	12/1/2045	A1	400	450,192
PA Tpk Commn	5.50%	6/1/2033	A-	315	344,153
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	410,123
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	54,048
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	94,892
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	830	923,973
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	135,668
Regional Trans Dist - Denver Trans	6.00%	1/15/2041	Baa3	100	112,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Regional Trans Dist COP	5.375%	6/1/2031	Aa3	$485	$546,231
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	566,879
San Diego Arpt	5.00%	7/1/2040	A	945	1,054,015
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,349,800
Total					28,410,215

Utilities 13.64%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	220,556
Adelanto Util Sys	6.625%	7/1/2031	NR	100	114,048
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	574,855
Baltimore Water	5.00%	7/1/2033	AA-	605	711,674
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	500	549,750
Chicago Water	5.00%	11/1/2039	A-	840	895,432
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	202,785
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	840	867,720
Detroit Sewer	5.00%	7/1/2034	BBB+	210	235,962
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	120,374
Detroit Water	5.00%	7/1/2036	A-	185	200,856
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	181,400
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	285,271
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	457,152
Gainesville Utility	5.25%	10/1/2034	Aa2	150	171,920
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	610	646,252
IN Muni Pwr	5.25%	1/1/2032	A+	450	521,356
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,456,962
Long Beach Nat Gas - ML	5.50%	11/15/2030	BBB+	600	743,610
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	500	622,855
Los Angeles USD	5.00%	7/1/2023	Aa2	500	616,710
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	300	338,958
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	611,033
New Orleans Water	5.00%	12/1/2045	A-	1,500	1,682,880
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,870,470
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	276,185
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	583,924
NYC Muni Water	5.00%	6/15/2036	AA+	500	582,180
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	524,219
Omaha Pub Pwr Dist	5.25%	2/1/2042	A1	500	584,415
Philadelphia Gas Works	5.00%	8/1/2029	A-	250	289,965
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	280	334,354
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	350	394,061
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	620	434,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth	5.00%	7/1/2028	Caa3	$270	$174,825
PR Elec Pwr Auth	5.25%	7/1/2028	Caa3	880	569,800
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	221,446
Rowland Water Dist COP	6.50%	12/1/2035	A+	100	115,665
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-	1,350	1,523,326
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	525	611,200
TEAC - Goldman Sachs	5.25%	9/1/2026	A3	335	398,901
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	900	1,024,110
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	BBB+	890	1,046,934
Total					24,590,351
Total Municipal Bonds (cost $167,802,621)					175,058,194

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 2.05%

Variable Rate Demand Notes 2.05%

Corporate-Backed 1.00%

Port Arthur Nav Dist – Motiva	0.27%	1/4/2016	12/1/2039	A2	700	700,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	1,100	1,100,000
Total						1,800,000

Utilities 1.05%

Appling Co Dev - GA Power	0.22%	1/4/2016	9/1/2041	A-	100	100,000
Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	1,800	1,800,000
Total						1,900,000

Total Short-Term Investments (cost $3,700,000)						3,700,000

Total Investments in Securities 99.17% (cost $171,502,621)						178,758,194

Cash and Other Assets in Excess of Liabilities(h) 0.83%						1,491,015

Net Assets 100.00%						$180,249,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	March 2016	6	Short	$(922,500)	$(1,323)

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$175,058,194	$—	$175,058,194
Variable Rate Demand Notes	—	3,700,000	—	3,700,000
Total	$—	$178,758,194	$—	$178,758,194
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,323)	—	—	(1,323)
Total	$(1,323)	$—	$—	$(1,323)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.98%

Corporate-Backed 6.59%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,421,475
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	6,000	6,255,840
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,165	2,431,793
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,121,170
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	5,650	5,962,784
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	387,500
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+	7,750	8,395,497
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	Baa1	2,530	2,787,377
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,500,442
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	855	487,350
Mission EDC - Waste Mgmt AMT	2.50%	8/1/2020	A-	13,500	13,745,835
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,871,265
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,704,795
NY Energy - ConEd AMT (XLCA)	0.444%#	10/1/2035	A2	5,175	4,700,623
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	3,000	3,099,570
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	7,875	8,418,139
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	5,790	6,189,510
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,211,850
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	5,100	6,370,920
PA Econ Dev - US Airways	7.50%	5/1/2020	B+	1,500	1,733,280
PA Econ Dev - US Airways	8.00%	5/1/2029	B+	1,475	1,728,508
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,101,801
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	5,145	5,584,846
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	3,205	3,717,480
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	2,000	2,441,900
Washington Co Wastewtr - Cargill AMT	2.375%	9/1/2030	A	5,000	5,012,000
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	4,900	3,203,228
Total					120,586,778

Education 5.59%

Athens Clarke Ed - Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,713,375
Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,261,260
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,475	2,696,859
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,086,790
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,196,806
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	1,250	1,314,013
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	10
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2045	A-	9,000	10,043,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	Baa1		$3,000	$3,504,840
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,476,800
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		960	995,856
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	4,575	4,585,614
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		3,925	3,177,876
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,057,140
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,912,407
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,751,050
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		1,680	1,797,919
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,061,180
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,657,450
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,888,937
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,265,700
MI Hi Ed - Creative Studies	5.875%	12/1/2028	Baa2		2,365	2,371,149
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,804,520
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,652,650
NY Dorm - NYU	5.00%	7/1/2030	AA-		2,155	2,503,183
NY Dorm - NYU	5.00%	7/1/2031	AA-		4,215	4,868,114
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,374,470
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,374,724
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,648,132
OR Facs Auth - Univ of Portland	5.00%	4/1/2045	BBB+		4,500	4,965,030
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,156,322
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	2,025,363
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A2		6,340	7,183,093
Total						102,371,822

Financial Services 0.26%

IN Bd Bk - JP Morgan	1.185%#	10/15/2022	A3		4,875	4,772,869

General Obligation 12.35%

Bellwood GO	6.15%	12/1/2032	A		2,765	3,285,345
CA State GO	5.00%	2/1/2033	AA-		10,000	11,681,600
CA State GO	5.25%	9/1/2024	AA-		5,000	6,033,550
CA State GO	5.25%	8/1/2032	AA-		7,500	9,281,550
CA State GO	5.50%	3/1/2040	AA-		9,250	10,713,813
CA State GO	5.60%	3/1/2036	AA-		7,330	8,554,770
CA State GO	6.50%	4/1/2033	AA-		13,400	15,717,396
Central USD (AG)	5.625%	8/1/2033	AA		2,360	2,695,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	5.25%	12/1/2039	BB	$2,000	$1,760,120
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,354,414
Chicago GO	5.00%	1/1/2034	BBB+	2,000	2,007,160
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,541,192
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,047,630
Chicago GO	5.50%	1/1/2042	BBB+	250	260,243
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,204,850
Cook Co GO (BAM)	5.00%	11/15/2024	AA	10,000	11,106,700
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,612,600
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,612,600
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	4,000	4,141,960
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,817,850
IL State GO	5.00%	3/1/2030	A-	6,500	6,872,905
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,959,350
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,745,402
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,643,987
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,613,690
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,663,680
NYC GO	5.00%	10/1/2026	AA	11,860	13,997,172
NYC GO	5.00%	8/1/2027	AA	6,000	7,225,740
NYC GO	6.25%	10/15/2028	AA	215	244,541
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,631,854
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,485,190
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,157,860
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,746,000
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,294,953
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,423,166
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,349,045
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,148,070
PR Comwlth GO	5.00%	7/1/2019	Caa3	1,395	932,599
PR Comwlth GO	5.00%	7/1/2020	Caa3	3,000	1,976,250
PR Comwlth GO	5.50%	7/1/2026	Caa3	2,500	1,634,375
PR Comwlth GO	5.50%	7/1/2039	Caa3	2,000	1,295,000
PR Comwlth GO	6.50%	7/1/2040	Caa3	5,485	3,647,525
PR Comwlth GO	8.00%	7/1/2035	Caa3	3,000	2,182,500
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	Ba2	2,250	2,509,155
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	Ba2	2,250	2,493,315
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Ba2	3,250	3,562,780
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	6,001,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		$4,000	$4,240,360
Yosemite CCD	5.00%	8/1/2029	Aa2		3,285	4,020,774
Total						226,129,340

Health Care 12.96%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,746,068
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		7,065	7,902,838
Brevard Co Hlth - Health First	7.00%	4/1/2033	A-		1,000	1,184,580
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,804,260
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,630	4,381,773
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,287,920
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,324,580
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,477,450
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,475,939
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		6,875	7,317,337
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,395,600
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,142,800
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,655,144
Comanche Co Hsp Auth	5.00%	7/1/2027	BB+		2,355	2,509,088
Comanche Co Hsp Auth	5.00%	7/1/2029	BB+		1,000	1,054,420
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	100	112,116
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	NR		900	1,031,922
Denver Hlth & Hsp Auth	1.378%#	12/1/2033	BBB		4,745	4,524,974
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,600	1,727,680
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	764,211
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2044	AA+		3,000	3,419,130
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,690,400
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,824,204
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,695,671
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		515	566,454
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,503,687
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,553,265
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,878,713
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,648,050
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		5,115	5,327,682
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,358,150
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,108,240
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,308,043
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,651,532
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(a)	1,350	1,446,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		$3,700	$4,420,390
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		2,565	2,619,404
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,334,980
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,595,016
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	13,217,990
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,031,050
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,464,244
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,417,208
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,032,770
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,575,200
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,121,000
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	645,650
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,789,565
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-		1,675	1,933,419
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,058,965
NJ Hlth - Univ Hosp	5.00%	7/1/2046	AA		1,875	2,048,100
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,301,945
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	Ba1		1,300	1,360,502
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,711,928
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,214,942
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,354,452
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,502,152
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,436,200
Sullivan Co Hlth & Ed - Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,047,560
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,362,462
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,704,000
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	579,805
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	787,853
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,841,150
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,048,188
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,568,502
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,803,700
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,415,600
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,136,260
Total						237,282,787

Housing 1.81%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,912,190
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	620,114
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,518,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2	$5,000	$5,482,650
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+	1,500	1,707,585
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	5,000	5,197,650
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2	2,000	2,225,140
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BBB	1,405	1,529,750
Los Angeles Hsg	6.25%	6/1/2034	A-	4,220	4,553,929
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-	5,000	5,156,200
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,050,050
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,150	1,186,903
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,025,010
Total					33,165,572

Lease Obligations 7.68%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+	5,600	6,582,016
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+	8,500	9,804,580
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+	2,500	2,928,725
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A+	5,000	5,746,600
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	5,275	6,311,696
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	8,219,680
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,616,890
Houston Co Coop Dist - Country Crossing(e)	12.50%	5/15/2020	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,948,945
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BBB-	2,400	2,688,264
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	7,043,660
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB	3,000	3,212,460
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,357,193
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	4,500	5,386,410
Indianapolis Local Pub Impt Bd Bk(b)	5.50%	2/1/2033	AA	12,000	13,948,680
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A	10,000	10,695,300
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,402,250
NJ EDA - Sch Facs	1.61%#	3/1/2028	A-	4,625	4,127,812
NJ Trans Trust Fund	5.00%	12/15/2023	A-	4,425	4,904,316
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	11,660,200
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,964,500
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,295,860
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+	3,150	3,887,068
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,687,400
Total					140,668,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 8.00%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3		$8,015	$8,648,185
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+		5,750	6,402,337
Austin Convention†	5.75%	1/1/2034	BB		5,000	5,080,350
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,479,272
Baker Correctional Dev	7.50%	2/1/2030	NR		3,500	2,789,500
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB+		1,455	1,503,262
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		9,000	10,327,410
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		2,500	2,864,850
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	9,167,418
City of Miami Beach - Parking Revs	5.00%	9/1/2040	AA		2,000	2,261,360
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,198,120
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,148,410
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,245,400
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,131,420
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,128,970
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,126,900
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,480	296,000
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	6,477,900
Hammond Loc Pub Impt - Charter Sch	6.75%	8/15/2035	BB+		1,000	1,002,260
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa1		3,250	3,323,872
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,680,074
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,225,738
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2		6,645	7,652,781
Kansas City IDA - Derrick Thomas Sch†(e)	5.875%	1/1/2037	NR		1,850	462,500
Long Beach Nat Gas - ML	1.692%#	11/15/2027	BBB+		9,000	8,755,380
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,264,565
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,936,330
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	Aa3		1,750	1,928,185
MI Fin Auth - Student Loan AMT	5.00%	11/1/2021	Aa3		1,500	1,661,580
MI Fin Auth - Student Loan AMT	5.00%	11/1/2022	Aa3		1,650	1,833,794
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,350,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	50,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	68,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,327,125
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,941,735
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	3,500	3,500,945
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	7,000,140
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,219,643
Total						146,461,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 2.94%

Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	$4,300	$4,527,943
Aurora TIF - East River	6.75%	12/30/2027	NR	790	850,285
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR	1,500	1,597,695
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA	3,600	4,237,596
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	2,000	2,005,180
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	5,240	943,200
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR	1,340	14
HI Dept Home Lands	5.875%	4/1/2034	A1	3,000	3,376,500
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,831,604
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	546,180
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	2,019	1,572,599
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,851,194
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,169,660
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,626,996
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,315,400
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021) ~	Zero Coupon	10/1/2041	A	11,195	10,003,628
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	2,500	2,906,275
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,526,140
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,193,530
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,669,486
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,360	1,444,483
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,669,700
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	220,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	286,000
Total					53,921,288

Tax Revenue 5.82%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,138,298
MA Sch Bldg Auth - Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,452,200
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,267,184
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,081,020
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,891,525
NY UDC - PIT	5.00%	12/15/2025	AAA	1,980	2,135,093
NY UDC - PIT	5.00%	12/15/2026	AAA	2,870	3,091,908
NY UDC - PIT	5.00%	3/15/2028	AAA	5,000	5,571,450
NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,933,440
NYC TFA - Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,644,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	5.00%	8/1/2043	CC	$5,130	$2,064,825
PR Corp Sales Tax	5.25%	8/1/2041	CC	7,165	2,883,913
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	2,620,275
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,259,900
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	835,000
PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	5,040	2,885,400
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,025,520
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	4,190	5,013,503
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	4,500	4,922,460
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,379,782
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,447,560
Total					106,544,736

Tobacco 3.68%

Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	8,999,800
Buckeye Tobacco	6.50%	6/1/2047	B-	2,500	2,320,975
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	2,075,188
Golden St Tobacco	5.00%	6/1/2045	A+	3,000	3,417,120
Golden St Tobacco	5.125%	6/1/2047	B-	6,500	5,642,390
Golden St Tobacco	5.75%	6/1/2047	B-	4,500	4,226,985
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,648,356
RI Tob Settlement	5.00%	6/1/2035	BBB	3,525	3,742,070
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,083,264
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,213,610
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,217,580
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,750,112
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	6,255	5,130,288
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	2,000	1,661,560
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	5,195	4,093,504
TSASC	5.00%	6/1/2026	BB-	3,180	3,208,207
Total					67,431,009

Transportation 21.38%

Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,183,940
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-	5,000	5,836,800
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	5,010,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Mobility Auth	6.00%	1/1/2041	BBB+	$10,000	$11,651,500
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,161,838
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,710,060
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	2,000	2,270,020
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,675,156
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,087,450
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,863,905
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,697,390
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,804,405
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	7,941,246
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,259,912
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,236,584
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,840,651
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,060,910
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	5,906,300
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,303,600
HI Arpt	5.00%	7/1/2034	A+	3,000	3,332,550
HI Arpts AMT	5.00%	7/1/2041	A+	5,000	5,575,300
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-	4,000	4,213,720
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,898,875
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	4,212,300
Los Angeles Dept Arpts - LAX	5.00%	5/15/2041	AA	4,000	4,533,160
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,704,930
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,747,707
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,806,075
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,299,560
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	623,563
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,302,935
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,645,530
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	4,435	5,130,497
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	2,500	2,875,425
Mid Bay Bridge Auth	7.25%	10/1/2034	BBB-	5,900	7,780,566
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+	2,000	2,300,560
MTA NY	5.00%	11/15/2030	AA-	5,095	5,994,879
MTA NY	6.50%	11/15/2028	AA-	7,500	8,636,400
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1	2,750	3,093,062
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1	1,000	1,114,810
NJ Tpk Auth	5.00%	1/1/2045	A+	3,600	4,081,536
NJ Trans Trust Fund	6.00%	6/15/2035	A-	4,500	5,141,475
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,688,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

North TX Twy Auth	5.00%	1/1/2040	A1	$4,350	$4,851,120
North TX Twy Auth	5.75%	1/1/2033	A2	5,705	6,241,327
North TX Twy Auth	6.00%	1/1/2025	A1	615	669,587
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,309,680
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	970	1,143,611
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,801,030
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,818,650
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,734,775
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2042	BBB	8,500	9,282,935
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,792,050
PA Tpk Commn	5.00%	12/1/2045	A1	3,350	3,770,358
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,640,901
PA Tpk Commn	6.00%	12/1/2034	A-	12,000	14,175,360
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,896,168
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,242,931
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,485,049
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,630,896
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,436,496
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,246,700
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,031,640
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,035,840
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC	2,000	1,760,000
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,024,460
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,856,500
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,284,236
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,586,925
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,555,600
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,047,690
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	13,767,960
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,967,750
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,560,250
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,515,522
VA Port Auth AMT	5.00%	7/1/2029	Aa3	8,615	10,036,044
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,500	1,600,515
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	5,166,749
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,677,548
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,718,715
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,839,451
Total					391,439,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 11.92%

Atlanta Wtr & Wastewtr	6.00%	11/1/2028	AA-	$3,000	$3,539,640
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,719,520
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,886,267
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,874,956
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	BBB-	5,000	5,233,100
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,497,500
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	8,585	9,501,620
Chicago Water	5.00%	11/1/2039	A-	2,600	2,771,574
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,440,648
CO Public Auth - ML	6.50%	11/15/2038	BBB+	3,270	4,409,170
Compton Water	6.00%	8/1/2039	NR	5,500	5,836,050
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,522,250
Detroit Sewer	5.00%	7/1/2034	BBB+	1,595	1,792,190
Detroit Sewer	5.00%	7/1/2035	BBB+	1,335	1,495,454
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,114,368
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,682,960
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,383,718
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	2,082,100
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,336,200
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,375,069
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,258,291
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,400,883
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	3,300	4,110,843
Los Angeles Wastewater	5.00%	6/1/2044	AA+	3,500	4,069,730
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	11,289,234
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	2,625	2,965,882
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	4,070,500
Met Atlanta Rapid Trans Auth (AGM)	5.00%	7/1/2034	AA+	10,000	10,518,500
Met St Louis Sewer Dist	5.75%	5/1/2038	AAA	1,760	1,879,416
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,113,860
New Orleans Water	5.00%	12/1/2040	A-	1,250	1,409,088
New Orleans Water	5.00%	12/1/2045	A-	4,000	4,487,680
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,000	5,753,850
OH Air Quality - FirstEnergy	3.625%	12/1/2033	BBB-	1,250	1,288,750
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	3,250	3,582,605
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	4,620	5,098,724
Omaha Pub Pwr Dist	5.25%	2/1/2042	A1	3,500	4,090,905
Palm Beach Co Solid Waste	5.50%	10/1/2028	AA+	3,000	3,366,900
Philadelphia Gas Works	5.00%	8/1/2029	A-	1,750	2,029,755
Philadelphia Gas Works	5.00%	8/1/2030	A-	1,500	1,727,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Water & Wastewater	5.00%	7/1/2028	A1		$2,520	$3,009,182
Philadelphia Water & Wastewater	5.00%	7/1/2030	A1		3,355	3,944,742
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A3		5,040	5,230,411
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-		7,280	4,877,600
PR Elec Pwr Auth	0.918%#	7/1/2031	Caa3		4,000	2,310,000
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+		3,435	4,071,196
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-		11,400	12,863,646
Southern CA Pub Pwr Auth - Goldman Sachs	1.69%#	11/1/2038	A3		3,000	2,683,710
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(a)	3,000	3,507,360
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,000	3,325,830
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,455	10,426,218
Total						218,257,345
Total Municipal Bonds (cost $1,741,115,036)						1,849,032,403

Investments	Shares (000)	Fair Value
SHORT-TERM INVESTMENTS 1.05%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $909)	—(i)	909

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 1.05%

Corporate-Backed 0.99%

Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	$6,100	6,100,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	7,700	7,700,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	12/1/2039	A2	4,400	4,400,000
Total						18,200,000

Utilities 0.06%

Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	300	300,000
Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	700	700,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

Investments	Fair Value
Utilities (continued)

Total	$1,000,000

Total Variable Rate Demand Notes (cost $19,200,000)	19,200,000

Total Short-Term Investments (cost $19,200,909)	19,200,909

Total Investments in Securities 102.03% (cost $1,760,315,945)	1,868,233,312

Liabilities in Excess of Cash and Other Assets(h) (2.03%)	(37,211,572)

Net Assets 100.00%	$1,831,021,740

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2016	39	Short	$(5,996,250)	$2,369

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Education	$—	$99,193,946	$3,177,876	(4)	$102,371,822
Lease Obligations	—	140,420,505	247,520	(4)	140,668,025
Other Revenue	—	143,672,211	2,789,500	(4)	146,461,711
Remaining Industries	—	1,459,530,845	—		1,459,530,845
Money Market Mutual Fund	909	—	—		909
Variable Rate Demand Notes	—	19,200,000	—		19,200,000
Total	$909	$1,862,017,507	$6,214,896		$1,868,233,312
Liabilities
Trust Certificates(5)	$—	$(59,715,000)	$—		$(59,715,000)
Total	$—	$(59,715,000)	$—		$(59,715,000)
Other Financial Instruments
Futures Contracts
Assets	$2,369	$—	$—		$2,369
Liabilities	—	—	—		—
Total	$2,369	$—	$—		$2,369

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.
(4)	Includes securities (Harrisburg Auth - Univ of Science (Education), Houston Co Coop Dist - Country Crossing (Lease Obligations), and Baker Correctional Dev (Other Revenue)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$—
Accrued discounts/premiums	8,401
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	77,184
Purchases	—
Sales	—
Net transfers in or out of Level 3	6,129,311
Balance as of December 31, 2015	$6,214,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.69%

Corporate-Backed 13.94%

AK IDA - Anchorage Sportsplex(e)	6.12%	8/1/2031	NR	$3,285	$821,250
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,379,428
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,215,232
Allegheny Co IDA - US Steel	6.875%	5/1/2030	BB-	6,050	3,811,500
Beauregard Parish - Office Max	6.80%	2/1/2027	B3	5,000	5,018,450
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,552,892
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,690,660
Chelan Co Dev Corp - Alcoa	5.85%	12/1/2031	BBB-	900	901,764
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,304,465
Fort Bend IDC - NRG Energy	4.75%	5/1/2038	Baa3	6,360	6,333,606
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	2,000	2,242,340
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	4,200	4,521,594
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-	5,020	5,113,422
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	19,910	21,679,800
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-	13,000	13,700,180
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027	NR	1,500	375,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,450	362,500
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	650	768,690
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,830,000
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,051,655
Maricopa Co IDA - Waste Mgmt AMT	3.375%	12/1/2031	A-	4,165	4,280,246
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	8,500	8,644,585
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	3,430	1,955,100
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	320	305,501
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	15,760	16,026,659
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,598,960
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,935	15,207,684
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,982,955
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,079,720
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	2,916,264
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	34,725	35,877,523
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	4,500	5,417,460
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2046	BB+	2,000	2,042,880
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,558,315
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,036,670
PA Econ Dev - US Airways	8.00%	5/1/2029	B+	2,460	2,882,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Port Bay City Auth - Celanese AMT	6.50%	5/1/2026	BB-		$6,120	$6,130,037
Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		1,750	1,754,007
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,159,540
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3		1,500	1,505,625
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-		4,145	4,499,356
Tulsa Mun Arpt - American Airlines AMT	5.00%	6/1/2035	BB-		7,000	7,740,320
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,739,535
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR		4,000	4,883,800
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		13,770	9,001,724
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,592,675
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,214,860
Total						277,709,229

Education 4.54%

Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,840,138
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	4,932,600
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,657,500
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,655	1,716,814
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,378,190
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,813,520
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		12,485	10,108,481
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB	(a)	4,750	4,737,128
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,350,864
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,013,240
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,506,725
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,452,670
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,279,046
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,265,700
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,784,880
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,417,360
NY Dorm - Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,184,883
OR Facs Auth - Univ of Portland	5.00%	4/1/2045	BBB+		3,000	3,310,020
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,564,550
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	BB		2,060	2,080,126
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,062,700
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	8,077,860
Total						90,535,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 7.71%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Caa1	$6,360	$6,062,161
Bellwood GO	5.875%	12/1/2027	A	3,000	3,585,690
Bellwood GO	6.15%	12/1/2032	A	2,770	3,291,286
Chicago Brd Ed	0.84%#	3/1/2036	BB	10,950	10,024,287
Chicago Brd Ed	5.00%	12/1/2042	BB	5,850	4,876,618
Chicago Brd Ed	5.25%	12/1/2035	BB	4,300	3,872,623
Chicago Brd Ed	5.25%	12/1/2041	BB	15,510	13,495,716
Chicago Brd Ed	5.50%	12/1/2039	BB	6,235	5,679,773
Chicago GO	5.25%	1/1/2032	BBB+	3,000	3,131,130
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,509,414
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,047,630
Chicago GO	5.50%	1/1/2042	BBB+	250	260,243
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,311,088
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	764,784
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	5,000	5,177,450
Guam GO	6.75%	11/15/2029	NR	8,690	10,488,309
Maverick Co GO	8.75%	3/1/2034	NR	2,450	2,330,366
Maverick Co GO	8.75%	3/1/2034	NR	5,390	5,126,806
NYC GO(b)	5.13%	3/1/2026	AA	10,000	11,177,300
Oakland USD	6.125%	8/1/2029	NR	1,500	1,690,020
Pasadena USD	4.125%	5/1/2037	Aa2	2,775	2,877,231
PR Comwlth GO	4.00%	7/1/2020	Caa3	1,175	766,688
PR Comwlth GO	5.00%	7/1/2019	Caa3	5,075	3,392,790
PR Comwlth GO	5.00%	7/1/2020	Caa3	10,410	6,857,587
PR Comwlth GO	5.00%	7/1/2020	Caa3	3,000	1,976,250
PR Comwlth GO	5.00%	7/1/2021	Caa3	1,350	879,188
PR Comwlth GO	5.00%	7/1/2022	Caa3	2,970	1,923,075
PR Comwlth GO	5.00%	7/1/2033	Caa3	2,700	1,728,000
PR Comwlth GO	5.25%	7/1/2019	Caa3	2,525	1,697,507
PR Comwlth GO	5.25%	7/1/2022	Caa3	4,185	2,720,250
PR Comwlth GO	5.25%	7/1/2037	Caa3	5,275	3,395,781
PR Comwlth GO	5.50%	7/1/2039	Caa3	12,730	8,242,675
PR Comwlth GO	5.625%	7/1/2032	Caa3	4,775	3,109,719
PR Comwlth GO	5.625%	7/1/2033	Caa3	4,030	2,619,500
PR Comwlth GO	5.75%	7/1/2041	Caa3	2,010	1,311,525
PR Comwlth GO	6.00%	7/1/2038	Caa3	3,025	1,988,938
PR Comwlth GO	6.00%	7/1/2039	Caa3	3,470	2,281,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO	8.00%	7/1/2035	Caa3		$8,500	$6,183,750
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		2,235	2,017,087
Woonsocket GO	7.125%	6/15/2016	B2		695	705,203
Total						153,576,963

Health Care 26.80%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,482,023
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	2,989,278
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,081,740
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,168,700
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,552,020
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	9,677,860
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	5,198,550
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	6,667,099
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,760,392
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,427,408
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB+		5,025	5,317,606
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		5,625	5,986,912
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,150,570
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,889,200
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,062,880
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,748,538
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,063,550
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,067,860
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,027,190
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,495,116
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,625,629
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,031,030
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,319,900
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,521,700
Comanche Co Hsp Auth	5.00%	7/1/2025	BB+		2,115	2,288,049
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,056,800
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	354,142
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,115,060
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,348,719
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,526,375
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,117,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		$3,700	$4,039,401
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,057,420
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,892,120
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,729,761
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,987,900
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	913,592
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,249,620
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,773,260
Guadalupe CO - Seguin City Hospital	5.00%	12/1/2040	BB		3,630	3,779,483
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	2,046,660
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	2,023,509
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,545,285
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,545,820
Harris Co Cultural Ed - Childrens Med	5.25%	10/1/2029	AA		4,000	4,579,040
HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,883,337
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,560,060
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		4,790	4,800,155
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,027,201
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,203,660
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		5,000	4,807,150
IL Fin Auth - Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth - Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth - Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth - Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	130,296
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	105,261
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	198,534
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	3,096,772
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		895	895,349
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	4,000	4,001,640
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,974,960
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,716,930
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	BB+	(a)	2,165	2,364,483
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,757,425
IL Fin Auth - Plymouth Place	5.25%	5/15/2050	BB+	(a)	3,150	3,170,633
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		815	820,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		$4,500	$4,505,445
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB		3,395	3,405,117
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		4,625	4,635,822
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,471,650
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,108,240
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,180,283
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,559,391
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,087,240
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	6,139,528
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,330,210
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,840,187
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,288,420
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,081,378
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,106,050
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,835,227
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,690	4,986,361
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	223,914
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,031,050
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,635,180
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		7,500	7,542,975
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,554,915
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,903,084
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,011,555
NC Med - Aldersgate	5.00%	7/1/2045	NR		2,325	2,409,398
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,294,413
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,642,940
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,159,925
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,806,651
NJ Hlth - Univ Hosp	5.00%	7/1/2046	AA		1,875	2,048,100
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BB-		2,625	2,775,754
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	15,306,435
Onondaga CDC - St Josephs Hsp	4.50%	7/1/2032	BB		6,405	7,497,693
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	BB		1,250	1,419,775
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,652,376
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,792,139
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,365,000
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,616,935
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,788,000
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		10,875	11,708,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		$2,425	$2,423,230
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,597,264
Red River Hlth - Methodist Ret Cmnty	6.125%	11/15/2020	NR		370	370,381
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,744,305
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,172,580
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2049	NR		2,400	2,427,936
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,100,600
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,561,420
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,099,800
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,741,472
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	12,704,600
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		2,895	2,915,410
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		6,435	6,448,513
Sayre Mem Hsp Auth(e)	6.00%	7/1/2037	NR		4,000	2,402,560
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,002,880
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,173,260
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,418,573
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,154,096
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,381,697
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,362,463
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	BB	(a)	3,500	3,604,440
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,265,028
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,767,988
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,272,108
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,643,853
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		9,300	9,592,020
Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042	NR		2,000	2,060,500
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,550,817
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,404,291
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,022,040
WA Hsg - Mirabella	6.50%	10/1/2032	NR		2,000	2,115,720
WA Hsg - Mirabella	6.75%	10/1/2047	NR		3,000	3,180,690
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,385	1,481,673
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,943,263
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,204,840
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,072,420
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	1,190,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		$2,961	$29,610
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,924,235
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,162,472
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,141
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,083,900
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,581,975
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,339,250
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,110,680
Total						533,882,914

Housing 0.95%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	861,917
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,225,350
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	620,114
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BBB		3,280	3,571,231
Met Govt Nashville H & E - Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,576,380
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,183,960
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-		3,000	3,093,720
Saline EDC - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,538,100
Total						19,028,772

Lease Obligations 1.70%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,807,860
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,736,100
Houston Co Coop Dist - Country Crossing(e)	12.50%	5/15/2020	NR		4,199	587,860
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BBB-		1,600	1,792,176
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,335,244
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,484,303
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,539,760
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,100	1,217,568
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,601,500
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,295,860
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	1,500,625
Total						33,898,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 7.53%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030		A3		$5,120	$5,524,480
Austin Convention†	5.75%	1/1/2034		BB		2,900	2,946,603
Baker Correctional Dev	7.50%	2/1/2030		NR		8,400	6,694,800
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039		BB		10,845	11,030,449
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039		Ba1		2,995	3,027,226
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028		BB+		3,450	3,564,436
CA Fin Auth - High Tech†	6.125%	7/1/2038		BB	(a)	1,250	1,263,863
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044		BBB-		2,390	2,549,963
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042		BBB-		5,000	5,029,150
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043		BBB		1,000	1,148,410
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036		NR		1,735	347,000
FL DFC - Palm Bay Admy(e)	6.00%	5/15/2036		NR		2,000	1,400,000
FL DFC - Palm Bay Admy(e)	6.125%	5/15/2037		NR		1,855	1,298,500
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,022,850
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	6,000	6,966,720
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		BB		3,250	3,397,225
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B-		1,250	1,225,738
Kansas City IDA - Derrick Thomas Sch†(e)	5.875%	1/1/2037		NR		6,570	1,642,500
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	1,000,530
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,220,000
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,757,997
Lombard PFC - Conf Ctr & Hotel(e)	7.125%	1/1/2036		NR		8,500	4,250,000
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	8,664,000
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,710,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,500	3,300,000
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,350,000
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		707	714,731
MI St Strategic Fd Escrow(f)	Zero Coupon	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	111,600
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	230,200
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,554,312
North TX Edu Fin Corp - Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,061,800
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BB+		3,165	3,263,970
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		BB+		4,740	4,874,379
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020		NR		2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,027,650
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035	NR		$2,425	$2,425,897
Phoenix IDA - Basis Schs†(c)	5.00%	7/1/2046	BB		2,000	2,053,180
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	5,000	5,001,350
Pima Co IDA - American Charter Sch	5.625%	7/1/2038	BB	(a)	4,245	3,995,054
Pima Co IDA - Horizon Learning Ctr	5.25%	6/1/2035	BBB		5,000	5,004,250
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	B-		1,425	997,956
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037	NR		3,575	3,588,478
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		3,540	3,540,071
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB		1,300	1,366,885
Total						150,083,000

Special Tax 7.64%

Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025	NR		1,000	1,062,340
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR		2,250	2,385,000
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR		1,030	1,056,708
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR		2,150	2,198,848
Arborwood CDD	Zero Coupon	5/1/2025	NR		635	681,285
Arborwood CDD	Zero Coupon	5/1/2036	NR		780	872,344
Arborwood CDD	Zero Coupon	5/1/2036	NR		75	83,879
Arborwood CDD	5.35%	5/1/2036	NR		4,850	4,860,234
Aurora TIF - East River	6.50%	12/30/2023	NR		2,025	2,178,414
Aurora TIF - East River	6.75%	12/30/2027	NR		1,295	1,393,821
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR		3,500	3,727,955
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		5,000	5,583,350
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR		4,255	4,317,804
Compton Redev Agy	6.00%	8/1/2042	NR		4,750	5,049,203
Corona Norco Sch Dist PFA	5.00%	9/1/2023	A-		790	931,584
Corona Norco Sch Dist PFA	5.00%	9/1/2026	A-		625	716,325
Corona Norco Sch Dist PFA	5.00%	9/1/2027	A-		1,250	1,422,513
Corona Norco Sch Dist PFA	5.00%	9/1/2032	A-		1,190	1,316,449
Corona Norco Sch Dist PFA	5.00%	9/1/2035	A-		585	637,697
Durbin Crossing CDD	5.50%	5/1/2037	NR		5,200	5,017,012
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR		3,000	3,270,750
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR		1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR		6,615	6,766,285
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR		11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		10,000	10,408,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Inland Valley Redev Agy	5.25%	9/1/2037	A-	$3,375	$3,831,604
Irvine CFD - Great Park	5.00%	9/1/2039	NR	1,000	1,096,240
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	546,180
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,081,460
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,324,160
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,144,440
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	492,109
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	3,102,300
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,283	4,114,929
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,094,050
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	6,110	6,310,591
Orange Co CFD	5.25%	8/15/2045	NR	1,500	1,659,645
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	546,905
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,601,950
Poway USD PFA	5.00%	9/15/2024	BBB	500	567,845
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,161,839
Poway USD PFA	5.00%	9/15/2032	BBB	990	1,093,544
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,655	2,831,611
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,345	2,487,224
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,315,400
Riverside Co Tax Alloc - Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,217,800
Roseville Cfd - Westpark	5.00%	9/1/2032	NR	1,000	1,084,380
Roseville Cfd - Westpark	5.00%	9/1/2037	NR	1,250	1,351,300
San Clemente Cmnty Facs	5.00%	9/1/2046	NR	1,200	1,288,284
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,377,715
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,644,450
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,430,351
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,238,165
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	700	763,070
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,133,760
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,655,070
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	727,202
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,873,340
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	326,700
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Tustin CFD	5.00%	9/1/2045	NR	1,000	1,084,380
Village CDD #10	6.00%	5/1/2044	NR	970	1,119,244
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					152,142,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 2.57%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR		$2,125	$2,478,834
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR		3,150	3,303,342
Met Pier & Expo Auth - Mccormick Place	Zero Coupon	12/15/2052	AA		5,250	887,565
NY UDC - PIT	5.00%	12/15/2025	AAA		3,730	4,022,171
NY UDC - PIT	5.00%	12/15/2026	AAA		5,420	5,839,074
PR Corp Sales Tax	5.00%	8/1/2024	CC		5,080	2,197,100
PR Corp Sales Tax	5.00%	8/1/2043	CC		2,725	1,096,813
PR Corp Sales Tax	5.25%	8/1/2041	CC		23,720	9,547,300
PR Corp Sales Tax	5.375%	8/1/2039	CC		9,380	3,775,450
PR Corp Sales Tax	5.50%	8/1/2028	CC		5,000	2,137,500
PR Corp Sales Tax	5.50%	8/1/2040	CC		7,000	2,835,000
PR Corp Sales Tax	5.50%	8/1/2042	CC		5,350	2,166,750
PR Corp Sales Tax	5.75%	8/1/2037	CC		4,395	1,801,950
PR Corp Sales Tax	6.125%	8/1/2029	CC		3,030	1,265,025
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3		13,580	7,774,550
Total						51,128,424

Tobacco 10.54%

Buckeye Tobacco	Zero Coupon	6/1/2047	B-	(a)	20,000	1,491,400
Buckeye Tobacco	5.125%	6/1/2024	B-		26,980	24,281,460
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	8,547,411
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	9,750,730
Buckeye Tobacco	5.875%	6/1/2047	B-		10,475	9,067,265
Buckeye Tobacco	6.50%	6/1/2047	B-		3,590	3,332,920
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	B	(a)	20,000	2,215,200
Golden St Tobacco	4.50%	6/1/2027	B		15,195	15,100,639
Golden St Tobacco	5.00%	6/1/2033	B-		17,605	16,273,358
Golden St Tobacco	5.125%	6/1/2047	B-		4,500	3,906,270
Golden St Tobacco	5.30%	6/1/2037	B-		5,000	4,592,250
Golden St Tobacco	5.75%	6/1/2047	B-		6,500	6,105,645
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	4,205	4,176,069
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	4,950	4,955,049
MI Tob Settlement	5.125%	6/1/2022	B-		1,045	957,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

MI Tob Settlement	5.25%	6/1/2022	B-		$4,100	$3,782,250
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,637,550
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,000	4,565,200
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,889,395
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	9,427,286
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,420,568
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,828,761
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		2,545	2,455,620
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		4,885	4,885,146
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-		2,570	2,107,888
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		17,590	16,045,246
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-		12,615	10,480,290
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		15,925	12,548,422
TSASC	5.00%	6/1/2034	B		1,935	1,813,153
TSASC	5.125%	6/1/2042	B-		10,355	9,428,642
Total						210,068,397

Transportation 5.44%

Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,142,683
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,000	4,540,040
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,316,783
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A		1,000	1,087,450
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	4,047,363
DFW Arpt	5.00%	11/1/2028	A+		5,000	5,678,700
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB+		5,000	2,094,150
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-		25,000	13,933,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,060,910
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,169,180
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,906,300
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		3,250	3,779,587
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+		2,000	2,358,360
HI Arpts AMT	5.00%	7/1/2041	A+		2,500	2,787,650
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		3,000	3,160,290
MA Port Auth - Delta Airlines AMT (AMBAC)	0.379%#	1/1/2031	NR		5,000	4,298,330
Mid Bay Bridge Auth	7.25%	10/1/2034	BBB-		5,900	7,780,566
NJ Trans Trust Fund	6.00%	6/15/2035	A-		2,700	3,084,885
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,734,775
PR Hwy & Trans Auth	5.00%	7/1/2020	CC		6,035	1,282,437
PR Hwy & Trans Auth	5.00%	7/1/2022	CC		1,545	312,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PR Hwy & Trans Auth	5.00%	7/1/2028	CC	$1,015	$192,850
PR Hwy & Trans Auth	5.00%	7/1/2030	CC	4,890	929,100
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC	4,000	3,520,000
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BB+	3,270	3,605,731
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BB+	5,000	5,465,550
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon	1/15/2022	AA-	570	465,217
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,560,250
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,306,706
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,718,715
Total					108,320,421

Utilities 10.33%

Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	12,545,280
Arborwood CDD	5.50%	5/1/2036	NR	550	551,375
CA Poll Ctl - Poseidon Res AMT†	5.00%	7/1/2037	Baa3	2,500	2,711,375
Compton Water	6.00%	8/1/2039	NR	3,710	3,936,681
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	2,195	2,267,435
Detroit Sewer	5.00%	7/1/2034	BBB+	1,595	1,792,190
Detroit Sewer	5.00%	7/1/2035	BBB+	1,330	1,489,853
Detroit Water	5.25%	7/1/2041	A-	5,000	5,459,400
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,845,943
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	3,000	3,123,150
IN Muni Pwr	5.25%	1/1/2034	A+	2,345	2,699,798
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	3,564,050
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	3,849,179
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	5,000	5,708,650
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	19,575	22,914,495
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	3,637,450
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,526,700
Lathrop Fin Auth	5.90%	6/1/2027	NR	2,375	2,422,405
Lathrop Fin Auth	6.00%	6/1/2035	NR	3,255	3,320,751
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	5,795	7,218,889
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	4,070,500
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%	7/1/2014	NR	525	53
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	5,850	8,218,255
NYC Muni Water	5.00%	6/15/2029	AA+	11,000	12,061,390
NYC Muni Water	5.125%	6/15/2030	NR	335	368,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

NYC Muni Water	5.125%	6/15/2030	AA+	$665		$729,645
PA Econ Dev - PPL Energy Supply Rmkt	5.00%	12/1/2037	Ba3	4,900		4,893,630
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA	5,600		6,284,096
Pima Co IDA - Global Water AMT	5.60%	12/1/2022	NR	2,000		2,041,420
Pima Co IDA - Global Water AMT	5.75%	12/1/2032	NR	5,000		5,018,400
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-	8,460		6,879,503
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	7,150		4,701,125
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-	4,865		3,259,550
PR Elec Pwr Auth	5.00%	7/1/2029	Caa3	1,500		971,250
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	1,400		899,500
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	15,785		10,141,862
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	1,500		966,570
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA	19,375		21,480,310
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA	6,270		6,951,306
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	5,000		5,513,600
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	BBB+	2,000		2,467,620
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	340		340,000
Total						205,843,054
Total Municipal Bonds (cost $1,992,863,919)						1,986,217,834

				Shares (000)
SHORT-TERM INVESTMENTS 0.43%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)				—	(i)	797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.43%

Corporate-Backed 0.31%

Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	12/1/2039	A2	$1,200	$1,200,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	2,075	2,075,000
Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	11/1/2040	A2	3,000	3,000,000
Total						6,275,000

Utilities 0.12%

Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	2,380	2,380,000

Total Variable Rate Demand Notes (cost $8,655,000)						8,655,000

Total Short-Term Investments (cost $8,655,797)						8,655,797

Total Investments in Securities 100.12% (cost $2,001,519,716)						1,994,873,631

Liabilities in Excess of Cash and Other Assets(h) (0.12%)						(2,459,404)

Net Assets 100.00%
						$1,992,414,227

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2016	90	Short	$(13,837,500)	$5,467

Note: See Footnotes to Schedules of Investment on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Education	$—	$80,426,586	$10,108,481	(4)	$90,535,067
General Obligation	—	140,057,630	13,519,333	(4)	153,576,963
Lease Obligations	—	33,310,996	587,860	(4)	33,898,856
Other Revenue	—	143,387,403	6,695,597	(4)(5)	150,083,000
Tax Revenue	—	48,649,590	2,478,834	(4)	51,128,424
Utilities	—	205,843,001	53	(5)	205,843,054
Remaining Industries	—	1,301,152,470	—		1,301,152,470
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	8,655,000	—		8,655,000
Total	$797	$1,961,482,676	$33,390,158		$1,994,873,631
Liabilities
Trust Certificates(6)	$—	$(30,570,000)	$—		$(30,570,000)
Total	$—	$(30,570,000)	$—		$(30,570,000)
Other Financial Instruments
Futures Contracts
Assets	$5,467	$—	$—		$5,467
Liabilities	—	—	—		—
Total	$5,467	$—	$—		$5,467

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.
(4)	Includes securities (Harrisburg Auth - Univ of Science (Education), Arkansas City Bldg - So Cent Reg Med (General Obligations), Maverick Co GO (General Obligations), Houston Co Coop Dist - Country Crossing (Lease Obligations), Baker Correctional Dev (Other Revenue), and Coop Dist Ft Spanish - Hwy 181 (Tax Revenue)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities (MI St Strategic Fd Escrow (Other Revenue), Ohio St Pollution Ctl Rev Escrow (Other Revenue) and Moraine Ohio Solid Waste Disp Escrow AMT (Utilities)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(6)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$850
Accrued discounts/premiums	1,604
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	375,846
Purchases	—
Sales	—
Net transfers in or out of Level 3	33,011,858
Balance as of December 31, 2015	$33,390,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 94.71%

Corporate-Backed 15.76%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$160	$160,598
AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	20	20,055
Allegheny Co IDA - US Steel	5.50%	11/1/2016	BB-	50	47,355
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-	175	153,230
Austin Convention (XLCA)	5.25%	1/1/2020	BBB-	90	92,770
Austin Convention (XLCA)	5.25%	1/1/2024	BBB-	75	77,167
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2021	Ba1	120	123,181
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	250	269,133
CA Poll Ctl - Waste Mgmt AMT	3.00%	11/1/2025	A-	150	153,335
CA Poll Ctl - Waste Mgmt AMT	3.125%	11/1/2040	A-	250	255,633
Chelan Co Dev Corp - Alcoa	5.85%	12/1/2031	BBB-	160	160,314
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	50	57,107
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	100	106,973
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	100	104,635
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	250	269,142
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	655	691,261
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	215	234,111
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-	40	42,154
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-	125	92,500
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB+	100	118,500
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+	140	151,661
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%	1/1/2027	NR	155	155,515
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	105	100,242
Montgomery Co IDA - Peco Generation	2.60%	3/1/2034	BBB	200	201,396
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	750	788,842
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	70	70,211
NJ EDA - Goethals Brdg AMT	5.25%	1/1/2025	BBB-	160	183,560
NY Liberty Dev Corp - 3 WTC†	5.15%	11/15/2034	NR	100	104,255
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	165	185,769
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	250	312,300
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2022	BB+	165	169,095
Red River - AEP Texas North (NPFGC) (FGIC)	4.45%	6/1/2020	AA-	100	108,558
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	210	225,114
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	100	108,549
San Antonio Hotel & Conv Ctr AMT (AMBAC)	4.75%	7/15/2036	BBB	40	40,000
Seminole Tribe Spl Oblig†	5.75%	10/1/2022	BBB-	20	21,244
Tulsa Mun Arpt - American Airlines AMT	5.00%	6/1/2035	BB-	150	165,864
Washington Co Wastewtr - Cargill AMT	2.375%	9/1/2030	A	100	100,240
Whiting Env Facs - BP	5.25%	1/1/2021	A	150	173,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

York Co Ind - Celanese AMT	5.70%	1/1/2024	BB-	$180	$180,052
Total					6,775,495

Education 6.12%

CA Fin Auth - Biola Univ	5.00%	10/1/2018	Baa1	100	108,447
Clifton Higher Ed - Intl Ldrshp Sch	4.625%	8/15/2025	NR	100	102,295
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2017	Baa3	75	75,593
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3	100	106,118
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	100	113,782
New Rochelle LDC - Iona Clg	5.00%	7/1/2022	BBB	150	174,962
New Rochelle LDC - Iona Clg	5.00%	7/1/2023	BBB	215	252,932
NY Dorm - Long Island Univ	3.00%	9/1/2019	BBB-	165	168,323
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	100	108,270
NY Dorm - Pace Univ	5.00%	5/1/2024	BB+	150	167,592
NY Dorm - Pace Univ	5.00%	5/1/2019	BB+	50	54,239
NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	100	111,112
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	NR	15	16,085
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	B3	135	140,538
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	NR	10	11,382
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B3	25	24,799
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	NR	30	34,146
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B3	60	58,911
NY Dorm - Yeshiva Univ	5.00%	9/1/2016	NR	5	5,149
NY Dorm - Yeshiva Univ	5.00%	9/1/2016	B3	60	61,450
NY Dorm - Yeshiva Univ	5.00%	11/1/2022	NR	20	23,874
NY Dorm - Yeshiva Univ	5.00%	11/1/2022	B3	30	32,962
NY Dorm - Yeshiva Univ	5.00%	9/1/2028	B3	10	10,549
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	280	327,393
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A-	200	232,732
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2022	BB+	100	109,853
Total					2,633,488

General Obligation 11.12%

Arkansas City Bldg - So Cent Reg Med	6.25%	9/1/2024	Caa1	15	14,748
Bayonne GO (AGM)	5.00%	8/1/2022	AA	100	115,058
Chicago Brd Ed	0.84%#	3/1/2036	BB	300	274,638
Chicago Brd Ed	4.25%	12/1/2018	BB	40	39,197
Chicago Brd Ed	5.00%	12/1/2017	B+	55	55,195
Chicago Brd Ed	5.00%	12/1/2019	BB	225	223,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	5.25%	12/1/2026	BB	$250	$237,052
Chicago Brd Ed (AMBAC)	5.00%	12/1/2017	BB	100	100,644
Chicago GO	5.00%	12/1/2019	BBB+	150	159,036
Chicago GO	5.00%	1/1/2021	BBB+	70	73,343
Chicago GO	4.00%	1/1/2022	BBB+	50	50,132
Chicago GO (AMBAC)	5.00%	12/1/2017	BBB+	100	101,864
Cook Co GO	5.00%	11/15/2018	AA	175	188,549
Cook Co GO	5.00%	11/15/2018	AA	200	215,484
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	105,603
Guam GO	5.00%	11/15/2023	BB-	10	10,763
Guam GO	6.00%	11/15/2019	BB-	65	70,935
Guam GO	6.75%	11/15/2029	NR	50	60,347
IL State GO	5.00%	8/1/2017	A-	125	131,181
IL State GO	4.00%	2/1/2018	A-	100	103,374
IL State GO	4.00%	7/1/2018	A-	65	67,464
IL State GO	4.25%	4/1/2017	A-	50	51,690
IL State GO	5.00%	8/1/2019	A-	150	161,768
IL State GO	5.00%	4/1/2020	A-	85	92,453
IL State GO	5.00%	3/1/2021	A-	145	159,107
IL State GO	5.00%	7/1/2021	A-	205	225,705
IL State GO	5.00%	8/1/2021	A-	65	71,621
IL State GO	5.00%	2/1/2022	A-	50	55,044
IL State GO (AGM)	5.00%	1/1/2019	AA	50	54,055
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	103,876
Luzerne CO GO (AGM)	4.30%	12/15/2021	AA	85	89,468
NYC GO	5.00%	10/15/2016	AA	40	41,397
Oakland USD	5.00%	8/1/2020	NR	150	170,892
PR Comwlth GO	4.00%	7/1/2021	Caa3	250	160,313
PR Comwlth GO	5.25%	7/1/2022	Caa3	55	35,750
PR Comwlth GO	5.50%	7/1/2017	Caa3	110	77,605
PR Comwlth GO	5.50%	7/1/2017	AA	100	103,755
PR Comwlth GO	5.50%	7/1/2019	Caa3	265	178,822
PR Comwlth GO (AG)	5.00%	7/1/2017	AA	65	66,971
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA	35	35,009
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA	95	100,162
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	210	189,525
PR Pub Bldg Auth GTD	5.50%	7/1/2019	Caa3	35	22,138
PR Pub Bldg Auth GTD	5.50%	7/1/2023	Caa3	55	33,756
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa3	100	100,625
Total					4,779,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 18.75%

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		$70	$72,612
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		150	154,893
Allegheny Co Hsp - Univ Pitt Med Ctr (NPFGC)(FGIC)	6.00%	7/1/2023	AA-		100	126,017
AZ Hlth Facs - Beatitudes	5.10%	10/1/2022	NR		170	171,505
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		100	103,454
Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2020	BBB+		100	112,948
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2024	Baa1		30	35,053
CA Statewide - Beverly	4.00%	2/1/2021	BBB-		200	213,608
CA Stwde - American Baptist	5.00%	10/1/2020	BBB+	(a)	100	111,856
Collier Co IDA - Arlington of Naples†	5.25%	5/15/2022	NR		100	100,084
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		100	110,406
Dauphin CO Gen Auth - Pinnacle Hlth	5.25%	6/1/2017	A		15	15,546
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		25	25,815
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2026	BB		100	102,897
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		250	275,387
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	55	55,606
Harris Co Cultural Ed - Brazos	5.00%	1/1/2023	BB+	(a)	15	16,019
IL Fin Auth - Centegra Hlth	5.00%	9/1/2019	BBB		100	110,514
IL Fin Auth - Centegra Hlth	5.00%	9/1/2021	BBB		100	113,721
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	110	110,045
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	125	134,621
IL Fin Auth - Provena Hlth	6.25%	5/1/2022	BBB+		100	116,328
IL Fin Auth - Provena Hlth	7.75%	8/15/2034	BBB+		100	120,034
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		10	10,072
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		35	35,097
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		260	260,608
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	99,148
LA Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2022	BBB-	(a)	55	61,661
MA DFA - Boston Med Ctr	5.00%	7/1/2022	BBB		170	195,520
MA Hlth & Ed - Boston Med Ctr	4.75%	7/1/2023	BBB		185	195,615
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.00%	7/1/2020	Baa3		15	15,651
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.00%	7/1/2027	Baa3		160	166,037
ME Hlth & HI Ed - MaineGeneral Hlth	5.25%	7/1/2021	Ba2		25	27,441
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		140	165,966
Miami Beach Hlth - MT Sinai Med Ctr	5.00%	11/15/2022	Baa1		150	175,973
Miami Beach Hlth - MT Sinai Med Ctr	5.00%	11/15/2023	Baa1		90	104,652
Montgomery Co IDA - Whitemarsh	3.00%	1/1/2017	NR		250	251,867
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		100	103,488
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	300,589
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2018	NR		100	101,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ EDA - Lions Gate	4.00%	1/1/2020	NR		$75	$76,300
NJ Hlth - Barnabas Hlth	4.00%	7/1/2018	A-		35	36,960
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		240	264,391
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		140	150,326
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		25	27,805
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		100	105,082
NJ Hlth - Univ Hosp	5.00%	7/1/2021	AA		100	114,674
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	Ba1		200	224,502
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	BB		100	113,582
Palm Beach CO Hlth - Sinai Residences	6.00%	6/1/2021	NR		200	209,742
Palm Beach CO Hlth - Sinai Residences	6.25%	6/1/2023	NR		100	107,037
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		100	114,996
Palm Beach Co Hlth - Sinai Residences	7.25%	6/1/2034	NR		20	23,786
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		45	48,285
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2022	BBB-		170	174,830
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		35	36,169
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		145	148,592
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		15	15,759
Red River Hlth - Methodist Ret Cmnty	6.125%	11/15/2020	NR		95	95,098
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		200	217,408
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		75	95,285
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	109,176
St. Louis Ind Dev Auth - Nazareth	3.85%	8/15/2020	NR		100	100,029
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		100	100,022
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	100	100,794
Tyler Hlth - Mother Frances Hsp	5.125%	7/1/2022	Baa1		125	141,724
Tyler Hlth - Mother Frances Hsp	5.25%	7/1/2023	Baa1		50	56,109
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		100	101,270
Westchester Co Hlth Care	5.00%	11/1/2022	Baa1		100	116,043
WI Hlth & Ed - Aurora Hlth	5.00%	8/15/2019	A2		50	55,806
Total						8,061,850

Housing 0.85%

CA Muni Fin - UC Berkeley Hsg	4.00%	6/1/2019	Baa3		75	79,553
NJ Eda - Montclair St Std Hsg	5.00%	6/1/2021	Baa3		50	54,895
NJ Eda - Montclair St Std Hsg	5.25%	6/1/2020	Baa3		50	56,365
NYC IDA - Yankee Stadium (FGIC)	0.991%#	3/1/2021	BBB		180	173,252
Total						364,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 2.47%

CA Pub Wks - Dept of Correction	5.00%	12/1/2019	A1	$90	$99,261
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	15	16,458
Essex Co Impt Auth - Newark (AGM)	5.00%	11/1/2020	A2	50	54,308
NJ Bldg Auth	5.00%	12/15/2018	A-	150	159,036
NJ EDA - Sch Facs	5.00%	9/1/2020	A-	120	130,999
NJ EDA - Sch Facs	5.00%	6/15/2023	A-	200	221,850
NJ EDA - Sch Facs	5.50%	9/1/2021	A-	150	167,319
NJ EDA - Transit Proj	5.00%	5/1/2019	A-	200	212,932
Total					1,062,163

Other Revenue 5.57%

Austin Convention†	5.75%	1/1/2034	BB	100	101,607
Baltimore Conv Ctr - Hilton Hotel	5.25%	9/1/2019	BB	45	46,217
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2024	Ba1	25	25,499
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	200	203,728
Central Plains - Goldman Sachs	5.25%	12/1/2021	A3	320	371,053
DC Rev - Friendship Pub Chtr Sch	2.45%	6/1/2017	BBB	45	45,036
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR	150	151,797
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa1	350	357,955
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	200	238,000
Main St Nat Gas - Ml	5.00%	3/15/2022	BBB+	175	200,270
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	Aa3	25	27,546
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019	BBB+	290	314,383
Phoenix IDA - Basis Schs†(c)	3.00%	7/1/2020	BB	200	202,096
PR Elec Pwr Auth	5.00%	7/1/2018	Caa3	50	32,538
Sa Energy Acquisition Pub Fac	5.25%	8/1/2017	BBB+	50	53,252
Salt Verde Fin Corp - Citi	5.25%	12/1/2020	BBB+	20	22,860
Total					2,393,837

Special Tax 2.73%

CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR	100	113,954
Fremont CFD - Pacific Commons	5.00%	9/1/2021	NR	100	110,488
Lake Elsinore PFA	5.00%	9/1/2023	NR	100	111,984
NJ EDA - Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	15	16,468
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2017	BB+	105	108,720
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2025	BB+	60	62,168
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2026	BB+	35	36,229
NYC IDA - Yankee Stadium (FGIC)	0.871%#	3/1/2017	BBB	160	158,709
Orange Co CFD	5.00%	8/15/2025	NR	100	118,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

San Clemente Cmnty Facs	5.00%	9/1/2024	NR		$100	$114,646
San Francisco Redev - Mission Bay South	5.00%	8/1/2026	NR		30	33,667
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1		150	160,182
Tustin CFD	5.00%	9/1/2023	NR		25	28,616
Total						1,174,713

Tax Revenue 2.17%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+		125	135,551
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+		100	107,704
Jefferson Co - Sch Warrant	4.75%	1/1/2025	A-		45	45,273
Jefferson CO - Sch Warrant TCRS (AMBAC)	4.75%	1/1/2025	A-		150	150,909
Met Pier Expo Auth - Dedicated Tax (NPFGC) (FGIC)	5.50%	12/15/2023	AA-		150	174,124
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+		100	104,241
PR Corp Sales Tax	5.00%	8/1/2022	Caa3		100	67,500
PR Corp Sales Tax	5.50%	8/1/2023	CC		100	44,875
Virgin Islands PFA - Gross Tax Rcpts	2.25%	10/1/2017	BBB+		100	100,957
Total						931,134

Tobacco 6.52%

Buckeye Tobacco	5.125%	6/1/2024	B-		1,045	940,479
Buckeye Tobacco	5.375%	6/1/2024	B-		360	328,622
Golden St Tobacco	4.50%	6/1/2027	B		450	447,206
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	5	5,005
MI Tob Settlement	5.125%	6/1/2022	B-		100	91,609
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		15	15,053
Nthrn AK Tobacco	5.00%	6/1/2032	B3		10	9,130
Nthrn CA Tobacco	4.75%	6/1/2023	B+		55	55,014
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A		10	11,372
Railsplitter Tobacco Settlement Auth	5.50%	6/1/2023	A		30	35,050
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2023	A		60	68,404
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB		205	207,636
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		350	350,011
TSASC	4.75%	6/1/2022	BBB-		30	30,282
TSASC	5.00%	6/1/2026	BB-		205	206,818
Total						2,801,691

Transportation 11.61%

Central TX Mobility Auth	5.00%	1/1/2018	BBB		250	266,855
Chicago GO	4.00%	1/1/2019	BBB+		180	183,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Chicago Midway Arpt AMT	5.00%	1/1/2021	A-		$300	$340,371
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		150	170,948
Chicago O’Hare Arpt AMT	5.00%	1/1/2023	A		75	86,400
Chicago Water	5.00%	11/1/2020	A-		140	155,726
Cleveland Arpt (AG)	4.00%	1/1/2020	AA		60	64,219
Delaware River Port Auth	5.00%	1/1/2022	BBB		165	188,590
E - 470 Hwy Auth	5.00%	9/1/2020	BBB+		100	115,233
E - 470 Hwy Auth (NPFGC)	5.25%	9/1/2018	AA-		40	44,316
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-		60	62,782
Foothill / Eastern Corridor Toll Rd	5.50%	1/15/2053	BBB-		200	228,538
Houston Arpt - Continental Airlines AMT	4.50%	7/1/2020	BB-		250	261,987
Indianapolis Local Pub Impt - Ind Arpt AMT	5.00%	1/1/2023	A1		275	322,278
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2021	Baa1		90	102,794
MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%	1/1/2020	NR		35	35,121
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2017	NR		25	25,092
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1		35	39,104
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2021	A-	(a)	300	343,887
NYC IDA - American Airlines AMT	2.00%	8/1/2028	NR		100	100,265
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2021	BBB		80	90,232
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2025	BBB		260	299,972
Philadelphia PA - Airport Rev AMT	5.00%	6/15/2022	A		195	222,532
Philadelphia PA - Airport Rev AMT	5.25%	6/15/2022	A		175	200,902
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-		95	107,249
Port of Seattle AMT	5.00%	8/1/2023	A+		60	70,786
PR Hwy & Trans Auth	5.50%	7/1/2024	CC		45	8,775
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2019	AA		25	25,534
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2017	AA		35	36,314
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3		70	77,925
San Diego Arpt AMT	5.00%	7/1/2023	A+		200	239,220
San Francisco Arpt AMT	5.00%	5/1/2022	A+		280	324,789
South Jersey Trans Auth	4.00%	11/1/2019	A-		40	42,457
South Jersey Trans Auth	5.00%	11/1/2027	A-		100	106,604
Total						4,991,609

Utilities 11.04%

Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	BBB-		100	104,662
Burke CO Dev - Vogtle Proj	2.35%	10/1/2032	A-		175	176,710
Chicago Water (AGM)	4.25%	11/1/2018	AA		230	245,419
CO Public Auth - ML	6.125%	11/15/2023	BBB+		100	124,101
Detroit Sewer	5.00%	7/1/2022	A-		125	145,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Detroit Sewer	5.25%	7/1/2020	AA	$60	$69,472
Detroit Sewer Rmkt	6.50%	7/1/2024	Baa3	100	114,752
Detroit Water	5.00%	7/1/2019	A-	30	33,219
Detroit Water	5.25%	7/1/2025	A-	15	17,053
Floyd Co Dev - GA Power	2.35%	7/1/2022	A3	125	126,398
NC Eastern Muni Pwr	6.00%	1/1/2022	NR	100	125,541
OH Air Quality - FirstEnergy	5.625%	6/1/2018	Baa2	300	316,188
OH Air Quality - FirstEnergy	3.75%	12/1/2023	BBB-	65	67,302
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	130	143,471
OH Wtr Dev Auth - FirstEnergy	3.75%	7/1/2033	Baa3	200	207,358
PA Econ Dev - PPL Energy Supply Rmkt	5.00%	12/1/2037	Ba3	100	99,870
Philadelphia Gas Works	5.00%	8/1/2021	A-	200	233,422
Philadelphia Gas Works (AGM)	5.00%	7/1/2022	AA	100	114,897
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	55	61,924
PR Aqueduct & Swr Auth	4.00%	7/1/2022	CCC-	50	34,250
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-	185	150,438
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	115	80,500
PR Corp Sales Tax	4.00%	8/1/2016	CC	65	57,868
PR Elec Pwr Auth	4.10%	7/1/2019	Caa3	180	116,730
PR Elec Pwr Auth	4.25%	7/1/2020	Caa3	200	129,500
PR Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA	30	30,073
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	120	120,432
PR Elec Pwr Auth (NPFGC)	5.00%	7/1/2021	AA-	100	99,999
Roseville Nat Gas - ML	5.00%	2/15/2018	BBB+	60	64,315
Southern CA Waterworks TCRS (FGIC)	5.75%	7/1/2021	AAA	60	70,798
TEAC - Goldman Sachs	5.00%	2/1/2020	A3	320	360,138
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	10	11,013
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2021	A3	220	254,661
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2024	BBB+	280	332,707
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2018	BBB+	140	155,009
Wise Co IDA - VA Elec & Pwr Co	2.15%	10/1/2040	A2	150	152,736
Total					4,748,646
Total Municipal Bonds (cost $40,349,926)					40,718,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.08%

Municipal Bonds 0.22%

Education 0.15%

NY Dorm - Yeshiva Univ		3.50%	9/1/2016	B3	$65	$65,943

Other Revenue 0.05%

MO Env Impt - St Rev Fd		5.50%	7/1/2016	Aaa	20	20,216

Special Tax 0.02%

NYC IDA - Queens Stadium (AMBAC)		4.00%	1/1/2016	BB+	10	10,000
Total Municipal Bonds (cost $95,284)						96,159

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 1.86%

Corporate-Backed 1.40%

Port Arthur Nav Dist - Motiva	0.27%	1/4/2016	4/1/2040	A2	600	600,000

Utilities 0.46%

Las Vegas Valley Water District	0.25%	1/4/2016	6/1/2036	AA+	200	200,000

Total Variable Rate Demand Notes (cost $800,000)						800,000

Total Short-Term Investments (cost $895,284)						896,159

Total Investments in Securities 96.79% (cost $41,245,210)						41,614,382

Cash and Other Assets in Excess of Liabilities(h) 3.21%						1,379,195

Net Assets 100.00%						$42,993,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2016	27	Short	$(5,865,328)	$7,673
U.S. 5-Year Treasury Note	March 2016	12	Short	(1,419,844)	3,260
U.S. 10-Year Treasury Note	March 2016	11	Short	(1,384,969)	5,840
Totals				$(8,670,141)	$16,773

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$40,814,382	$—	$40,814,382
Variable Rate Demand Notes	—	800,000	—	800,000
Total	$—	$41,614,382	$—	$41,614,382
Other Financial Instruments
Futures Contracts
Assets	$16,773	$—	$—	$16,773
Liabilities	—	—	—	—
Total	$16,773	$—	$—	$16,773

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.04%

Corporate-Backed 0.97%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,076,740
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,563,960
Total					2,640,700

Education 7.93%

CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,143,760
CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,027,270
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,301,963
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,156,760
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	361,637
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,179,167
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,428,975
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,594,795
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,124,280
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	525,605
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB-	540	572,211
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,182,850
Tustin USD	6.00%	8/1/2036	Aa1	1,500	1,834,200
Univ California	5.00%	5/15/2037	AA-	1,435	1,650,106
Univ California	5.00%	5/15/2040	AA-	1,000	1,157,680
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,461,940
Total					21,703,212

General Obligation 18.41%

CA State GO	5.00%	9/1/2021	AA-	1,000	1,193,180
CA State GO	5.00%	9/1/2029	AA-	485	566,063
CA State GO	5.00%	2/1/2032	AA-	2,000	2,342,540
CA State GO	5.00%	2/1/2033	AA-	1,000	1,168,160
CA State GO	5.25%	10/1/2029	AA-	1,500	1,724,835
CA State GO	5.25%	8/1/2032	AA-	2,500	3,093,850
CA State GO	5.25%	10/1/2032	AA-	4,000	4,708,200
CA State GO	5.25%	4/1/2035	AA-	3,000	3,551,490
CA State GO	5.50%	3/1/2040	AA-	2,000	2,316,500
CA State GO	6.50%	4/1/2033	AA-	3,500	4,105,290
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,210,520
Grossmont UHSD	5.00%	8/1/2043	Aa3	1,250	1,395,713
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	634,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA		$1,000	$1,152,950
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,215,840
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,500,655
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,191,780
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,048,640
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,192,600
Oakland USD	6.125%	8/1/2029	NR		1,000	1,126,680
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,036,840
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,340,100
Pomona USD (BAM)	5.00%	8/1/2039	AA		1,000	1,136,360
PR Comwlth GO	6.00%	7/1/2039	Caa3		2,000	1,315,000
PR Comwlth GO	8.00%	7/1/2035	Caa3		1,000	727,500
San Diego USD	5.00%	7/1/2027	Aa2		1,000	1,203,760
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,220,370
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,136,360
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,237,094
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,190,900
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,364,200
Total						50,348,310

Health Care 14.27%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,143,888
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,056,180
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	130,291
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,124,420
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,383,213
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,101,600
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,255,640
CA Hlth - Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,148,510
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,172,559
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,340,640
CA Hlth - Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,134,570
CA Hlth - Sutter Hlth	5.00%	8/15/2043	AA-		500	577,955
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,374,520
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	546,860
CA Muni Fin - NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,281,024
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,385,237
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,065,800
CA Stwde - Cottage Hlth	5.00%	11/1/2043	A+		750	861,690
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	886,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Kaiser Permanente	5.00%	4/1/2042	A+		$1,000	$1,123,820
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB+		2,000	2,163,820
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB+		1,000	1,058,230
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		1,000	1,064,340
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,150,570
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,000	1,128,670
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	692,804
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	557,960
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,512,540
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,310,000
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,113,740
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,182,120
Total						39,029,718

Housing 2.40%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,092,680
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,123,270
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	538,440
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,014,620
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,680,285
Los Angeles Regl Fin Auth - MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,104,180
Total						6,553,475

Lease Obligations 6.41%
CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		1,000	1,175,360
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		2,000	2,410,480
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,128,700
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A+		1,000	1,149,320
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A+		2,000	2,376,140
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,152,690
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		1,220	1,387,725
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,185,790
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,410,100
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,165,700
Total						17,542,005

Other Revenue 2.91%

CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	865,266
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,320	1,373,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	$1,000	$1,145,940
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,263,560
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB-	600	645,498
Guam Privilege Tax	5.25%	1/1/2036	A	1,500	1,677,570
Total					7,971,294

Special Tax 9.84%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	558,335
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,125,450
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	1,535	1,597,705
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,000	1,135,290
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	546,180
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,081,460
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,144,440
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+	1,120	1,274,750
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,106,430
Poway USD PFA	5.00%	9/15/2024	BBB	280	317,993
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,500	1,710,600
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	A	2,000	2,279,060
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,085,210
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	1,000	1,077,710
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	1,000	1,162,510
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-	500	597,420
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,193,790
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,689,225
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA	150	151,547
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	551,690
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A+	500	577,420
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A+	500	583,965
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,710,733
Tustin CFD	5.00%	9/1/2040	NR	750	815,168
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,500	1,827,660
Total					26,901,741

Tax Revenue 2.57%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	1,030	1,155,135
PR Corp Sales Tax	5.00%	8/1/2024	CC	1,000	432,500
PR Corp Sales Tax	5.25%	8/1/2041	CC	2,000	805,000
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA	450	535,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		$1,000	$1,196,540
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,784,115
Tustin CFD	5.00%	9/1/2037	BBB+		1,000	1,121,930
Total						7,031,084

Tobacco 4.67%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	B	(a)	5,000	553,800
Golden St Tobacco	4.50%	6/1/2027	B		1,510	1,500,623
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	989,065
Golden St Tobacco	5.00%	6/1/2045	A+		2,000	2,278,080
Golden St Tobacco	5.125%	6/1/2047	B-		2,000	1,736,120
Golden St Tobacco	5.75%	6/1/2047	B-		2,000	1,878,660
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	755	755,770
LA Cnty Tobacco	5.70%	6/1/2046	B2		1,055	1,028,182
Nthrn CA Tobacco	5.50%	6/1/2045	B-		1,000	928,660
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,200	1,117,860
Total						12,766,820

Transportation 15.30%

Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,673,021
Bay Area Toll Auth	5.00%	10/1/2033	AA-		2,905	3,289,825
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		1,500	686,970
Foothill / Eastern Corridor Toll Rd	5.50%	1/15/2053	BBB-		250	285,673
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,735	2,028,527
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		3,000	3,543,780
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		2,780	3,233,001
Long Beach Harbor AMT	5.00%	5/15/2028	AA		1,000	1,179,980
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA		2,000	2,279,700
Los Angeles Dept Arpts - LAX	5.00%	5/15/2041	AA		1,000	1,133,290
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA		1,325	1,543,572
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2045	AA		1,000	1,129,000
Los Angeles Harbor AMT	5.00%	8/1/2036	AA		1,000	1,142,010
Port Oakland AMT	5.125%	5/1/2031	A+		1,250	1,387,438
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-		1,500	1,678,935
San Diego Arpt AMT	5.00%	7/1/2027	A+		1,000	1,163,040
San Francisco Arpt	5.00%	5/1/2040	A+		1,500	1,678,335
San Francisco Arpt AMT	5.00%	5/1/2027	A+		1,430	1,644,643
San Francisco Port Commn AMT	5.00%	3/1/2030	A1		1,415	1,596,446
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB-		1,000	1,130,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-	$1,000	$1,084,580
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	4,585	4,951,066
San Jose Arpt	5.00%	3/1/2029	A2	500	586,430
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,790,325
Total					41,840,497

Utilities 12.36%

Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,140,480
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,140,310
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	AAA	65	70,784
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA	2,000	2,171,000
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,148,540
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,418,425
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	865,350
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	817,321
Guam Waterworks Auth	5.50%	7/1/2043	A-	500	561,330
Imperial Irrigation Dist(c)	5.00%	11/1/2038	AA-	800	944,456
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135	1,157,927
Long Beach Nat Gas - ML	1.672%#	11/15/2026	BBB+	1,000	983,040
Long Beach Nat Gas - ML	5.25%	11/15/2020	BBB+	1,505	1,728,086
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	AA-	1,000	1,199,810
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,162,780
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	1,000	1,451,360
Northern CA Gas - Morgan Stanley	0.938%#	7/1/2027	A3	2,000	1,874,340
Northern CA Pwr - Geothermal #3	5.50%	7/1/2022	A1	1,985	2,256,607
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-	1,000	670,000
PR Elec Pwr Auth	5.25%	7/1/2024	Caa3	255	165,112
PR Elec Pwr Auth	5.25%	7/1/2033	Caa3	100	64,250
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	450	290,250
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,097,130
Rowland Water Dist COP	6.50%	12/1/2035	A+	1,500	1,734,975
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500	1,885,890
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A+	1,000	1,161,340
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,161,870
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	2,000	2,328,380
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,150,560
Total					33,801,703
Total Municipal Bonds (cost $246,848,492)					268,130,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $500)	—	(i)	$500

Total Investments in Securities 98.04% (cost $246,848,992)			268,131,059

Cash and Other Assets in Excess of Liabiities(h) 1.96%			5,362,858

Net Assets 100.00%			$273,493,917

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2016	8	Short	$(1,230,000)	$486

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$268,130,559	$—	$268,130,559
Money Market Mutual Fund	500	—	—	500
Total	$500	$268,130,559	$—	$268,131,059
Liabilities
Trust Certificates(4)	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)
Other Financial Instruments
Futures Contracts
Assets	$486	$—	$—	$486
Liabilities	—	—	—	—
Total	$486	$—	$—	$486

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.01%

Corporate-Backed 3.20%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$280,293
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,000	1,091,330
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,963
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	386,155
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	79,878
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	111,552
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	50	55,076
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	650	705,569
Total					3,030,816

Education 11.29%

NJ Ed Facs - Clg of NJ	5.00%	7/1/2038	A	500	549,015
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	525	588,740
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	745	854,098
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	570,935
NJ Ed Facs - Princeton Univ	5.00%	7/1/2023	AAA	500	618,690
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	725	913,971
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A	425	489,978
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,112,650
NJ Ed Facs - William Patterson Univ	5.00%	7/1/2024	A2	295	347,375
NJ EDA - Rutgers State Univ	5.00%	6/15/2038	Aa3	525	598,311
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,120	1,185,106
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,129,350
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	851,385
NJ Inst of Tech	5.00%	7/1/2032	A1	500	561,360
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	304,625
Total					10,675,589

General Obligation 6.36%

Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	590,140
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	400	414,196
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,146,139
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	400	482,544
PR Comwlth GO	5.00%	7/1/2027	Caa3	50	32,375
PR Comwlth GO	5.375%	7/1/2030	Caa3	1,000	649,380
PR Comwlth GO	5.375%	7/1/2033	Caa3	120	77,476
PR Comwlth GO	5.625%	7/1/2032	Caa3	100	65,125
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	$1,000	$1,060,090
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	445	494,204
Total					6,016,826

Health Care 15.60%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	546,990
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	542,965
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	40	45,781
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	252,076
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	843,990
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A+	650	772,551
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A-	90	96,476
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	A-	650	755,612
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	A-	925	1,075,414
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-	1,130	1,304,336
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	AA-	640	719,507
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	560,890
NJ Hlth - Robert Wood Hsp	5.00%	7/1/2039	A	500	559,325
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A	500	582,945
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-	1,160	1,277,891
NJ Hlth - Univ Hosp	5.00%	7/1/2046	AA	1,000	1,092,320
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,274,500
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2025	AA+	415	425,574
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,024,320
Total					14,753,463

Housing 2.49%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,155	1,282,905
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,072,520
Total					2,355,425

Lease Obligations 19.20%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	1,250	1,371,513
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3	750	867,495
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A-	1,000	1,065,700
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,269,104
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	235,263
NJ EDA - Sch Facs	5.00%	3/1/2026	A-	350	379,722
NJ EDA - Sch Facs	5.00%	3/1/2028	A-	110	118,194
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	200	208,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ EDA - Sch Facs	5.00%	3/1/2035	A-	$725	$756,182
NJ EDA - Sch Facs	5.25%	9/1/2026	A-	405	435,958
NJ EDA - Sch Facs	5.50%	12/15/2029	A-	1,275	1,392,874
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A-	1,350	1,432,782
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A-	1,630	1,803,024
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A-	1,000	1,072,020
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A-	1,500	684,750
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A-	1,000	300,500
NJ Trans Trust Fund	5.00%	6/15/2022	A-	1,000	1,105,850
NJ Trans Trust Fund	5.00%	6/15/2038	A-	1,115	1,171,352
NJ Trans Trust Fund	5.25%	6/15/2041	A-	100	107,547
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A-	1,000	1,130,670
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	500	246,250
Total					18,155,130

Other Revenue 1.24%

Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,118,380
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	52,000
Total					1,170,380

Special Tax 0.87%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	827,766

Tax Revenue 7.15%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	470,979
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	540,295
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,492,995
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	420,559
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	556,479
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,410,022
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	356,736
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	127,312
PR Corp Sales Tax	5.00%	8/1/2035	CC	1,000	402,500
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	434,775
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	500	546,940
Total					6,759,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 6.46%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	$1,525	$1,640,381
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	930	941,960
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	735,022
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	3,405	2,792,747
Total					6,110,110

Transportation 20.53%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	357,402
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,144,433
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,115	1,274,412
Delaware River Port Auth	5.00%	1/1/2024	BBB	350	400,701
Delaware River Port Auth	5.00%	1/1/2028	A	500	587,610
Delaware River Port Auth	5.00%	1/1/2034	A	505	579,341
NJ Tpk Auth	5.00%	1/1/2028	A+	535	619,503
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,491,949
NJ Tpk Auth	5.00%	1/1/2034	A+	500	580,390
NJ Tpk Auth	5.00%	1/1/2038	A+	750	838,748
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	934,267
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,025	2,313,664
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,210,919
Port Auth NY & NJ	5.00%	10/15/2026	AA-	500	622,020
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	614,530
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,188,270
Port Auth NY & NJ	5.00%	9/1/2036	AA-	250	290,743
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,020	1,174,173
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB-	85	99,243
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	260	311,020
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,140,000
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,095,060
South Jersey Trans Auth	5.00%	11/1/2039	A-	515	550,952
Total					19,419,350

Utilities 3.62%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	463,728
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,043,930
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A3	525	443,383
PR Aqueduct & Swr Auth	5.25%	7/1/2024	CCC-	295	202,075
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110	70,675
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75	48,469
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100	64,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	$1,000		$1,083,650
Total						3,420,410
Total Municipal Bonds (cost $90,598,879)						92,694,857

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $500)				—	(i)	500

Total Investments in Securities 98.01% (cost $90,599,379)						92,695,357

Cash and Other Assets in Excess of Liabilities(h) 1.99%						1,881,450

Net Assets 100.00%						$94,576,807

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2016	7	Short	$(1,076,250)	$425

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$92,694,857	$—	$92,694,857
Money Market Mutual Fund	500	—	—	500
Total	$500	$92,694,857	$—	$92,695,357
Other Financial Instruments
Futures Contracts
Assets	$425	$—	$—	$425
Liabilities	—	—	—	—
Total	$425	$—	$—	$425

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.44%

Corporate-Backed 6.64%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$269,133
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	267,740
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	2,850	3,419,971
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	500	504,220
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	900	915,228
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,173,310
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	601,940
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,150,959
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA	1,780	2,009,193
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,295	1,384,316
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,924,200
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,360	1,367,072
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,249,200
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	Baa3	5,000	5,052,200
Total					26,288,682

Education 13.85%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,619,014
Build NYC Res Corp - CUNY	5.00%	6/1/2027	Aa2	400	477,364
Build NYC Res Corp - CUNY	5.00%	6/1/2029	Aa2	500	588,390
Build NYC Res Corp - CUNY	5.00%	6/1/2031	Aa2	1,120	1,308,810
Build NYC Res Corp - Fieldston Sch	5.00%	6/1/2023	A-	125	148,599
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,121,830
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	505,300
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	317,985
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	364,725
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	960	995,856
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-	1,750	1,948,292
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,108,580
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	238,446
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	288,558
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	200	229,782
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	228,900
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+	500	543,350
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,277,388
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1	500	604,045
NY Dorm - Barnard Clg	5.00%	7/1/2029	A1	1,600	1,918,000
NY Dorm - Barnard Clg	5.00%	7/1/2043	A1	1,000	1,143,620
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1	1,000	1,135,010
NY Dorm - Fordham University	5.25%	7/1/2031	A	2,275	2,680,655
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,100,760
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-	2,000	2,261,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - NYU	5.25%	7/1/2034	AA-		$5,500	$6,207,960
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+		570	638,822
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,179,910
NY Dorm - Rockefeller Univ	5.00%	7/1/2038	AA+		1,000	1,140,470
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	300,385
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,146,260
NY Dorm - SUNY	5.00%	7/1/2028	Aa3		1,000	1,204,340
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		1,500	1,696,050
NY Dorm - SUNY	5.00%	7/1/2045	Aa3		2,000	2,304,900
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,141,809
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,175	1,271,891
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,586,931
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,188,420
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2036	AA-		575	656,811
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,406,554
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,892,362
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A-		1,380	1,607,866
Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,128,460
Total						54,854,520

General Obligation 5.16%

Erie CO GO	5.00%	9/15/2028	AA-		275	331,735
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,197,670
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,190,750
NYC GO	5.00%	8/1/2021	AA		1,070	1,236,834
NYC GO	5.00%	8/1/2022	AA		2,215	2,667,502
NYC GO	5.00%	8/1/2026	AA		1,750	2,155,440
NYC GO	5.00%	8/1/2027	AA		1,410	1,677,773
NYC GO	5.00%	8/1/2027	AA		1,500	1,818,855
NYC GO	5.00%	10/1/2034	AA		1,500	1,715,100
NYC GO	5.00%	3/1/2036	AA		1,285	1,473,600
NYC GO	5.00%	3/1/2037	AA		1,500	1,705,215
PR Comwlth GO	5.00%	7/1/2027	Caa3		65	42,088
PR Comwlth GO	5.00%	7/1/2027	Caa3		250	161,875
PR Comwlth GO	5.125%	7/1/2028	Caa3		105	68,447
PR Comwlth GO	5.25%	7/1/2026	Caa3		160	104,000
PR Comwlth GO	5.375%	7/1/2030	Caa3		4,175	2,711,162
PR Comwlth GO	5.50%	7/1/2027	Caa3		60	39,225
PR Comwlth GO	5.625%	7/1/2033	Caa3		10	6,500
PR Comwlth GO	6.125%	7/1/2033	Caa3		170	112,095
Total						20,415,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 10.23%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		$300	$351,375
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,060,670
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	848,145
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,020,400
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	561,285
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,702,737
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,730
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	711,506
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,308,560
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	411,945
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,195,840
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	548,345
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	782,258
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,288,128
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,421,873
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,188,350
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,119,210
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,127,290
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2036	A-		1,000	1,117,870
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,739,505
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,191,460
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,112,490
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,181,569
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,129,970
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,191,828
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB		1,000	1,201,170
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	BB		150	170,373
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,044,510
Suffolk Co IDA - Catholic Hlth LI	5.00%	7/1/2028	NR		170	202,110
Suffolk Co IDA - Catholic Hlth Ll	5.00%	7/1/2028	BBB+		1,005	1,104,374
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		925	927,497
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,001,230
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,063,210
Westchester Co Hlth Care	6.00%	11/1/2030	Baa1		850	973,029
Westchester CO Hlth Care	6.125%	11/1/2037	Baa1		1,000	1,143,070
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,351,625
Total						40,495,537

Housing 0.85%

NY Mtg Agy - Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,321,094
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,045,040
Total						3,366,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 7.96%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA	$1,000	$1,221,320
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA	2,575	2,998,072
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA	1,000	1,158,280
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA	2,000	2,350,960
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+	2,265	2,055,533
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2	1,560	1,843,733
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA	1,000	1,166,660
NY Dorm - Oneida	5.25%	8/15/2028	Aa2	3,375	3,696,604
NY Dorm - SUNY - Third Resolution	5.00%	5/15/2026	AA	2,490	2,960,037
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+	1,000	1,149,530
NY UDC - PIT	5.00%	3/15/2035	AAA	1,500	1,741,095
NYC TFA - Bldg Aid	5.00%	7/15/2022	AA	2,150	2,543,794
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA	1,510	1,799,044
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA	1,425	1,669,516
NYC TFA - Bldg Aid	5.00%	7/15/2036	AA	2,500	2,916,400
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	500	246,250
Total					31,516,828

Other Revenue 7.26%

Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	5,380	6,136,858
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-	2,455	2,817,088
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	500	557,945
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,360	1,482,930
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,289,080
NY Dorm - SUNY	5.00%	7/1/2037	Aa2	1,000	1,141,760
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,371,413
NYC Cultural - Museum Nat History	5.00%	7/1/2031	AA	1,695	2,002,998
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A	2,000	2,224,100
NYC Cultural - Wildlife Consv Soc	5.00%	8/1/2033	AA-	1,750	2,036,878
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA	1,520	1,838,759
Utility Debt Sec Auth - LIPA	5.00%	12/15/2037	AAA	2,115	2,528,483
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	1,000	1,154,130
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,152,437
Total					28,734,859

Special Tax 1.16%

NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,220,330
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,209,870
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,143,122
Total					4,573,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 14.81%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		$755	$846,725
Hudson Yards	5.75%	2/15/2047	A		2,650	3,050,918
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA		1,010	1,220,524
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA		1,000	1,129,110
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		3,185	3,683,803
NY Dorm - PIT	5.00%	12/15/2025	AAA		1,000	1,210,830
NY Dorm - PIT	5.00%	3/15/2027	AAA		1,250	1,529,300
NY Dorm - PIT	5.00%	2/15/2034	AAA		1,250	1,467,513
NY Dorm - PIT	5.00%	3/15/2036	AAA		2,000	2,348,860
NY Dorm - Sales Tax	5.00%	3/15/2026	AAA		1,000	1,249,770
NY Dorm - Sales Tax	5.00%	3/15/2030	AAA		530	633,212
NY Dorm - Sales Tax	5.00%	3/15/2038	AAA		1,010	1,146,744
NY Twy Auth - PIT	5.00%	3/15/2023	AAA		1,525	1,801,467
NY UDC - PIT	5.00%	12/15/2025	AAA		3,290	3,547,706
NY UDC - PIT	5.00%	12/15/2026	AAA		4,790	5,160,363
NY UDC - PIT	5.00%	12/15/2028	AAA		3,500	3,891,860
NY UDC - PIT	5.00%	3/15/2033	AAA		2,010	2,347,459
NY UDC - PIT	5.00%	3/15/2036	AAA		1,500	1,745,970
NY UDC - PIT	5.00%	3/15/2042	AAA		1,500	1,738,305
NYC TFA - Future Tax	4.00%	11/1/2022	AAA		1,000	1,146,100
NYC TFA - Future Tax	5.00%	11/1/2021	AAA		2,010	2,395,659
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,228,320
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,207,320
NYC TFA - Future Tax	5.00%	2/1/2027	AAA		1,500	1,746,570
NYC TFA - Future Tax	5.00%	2/1/2030	AAA		240	286,481
NYC TFA - Future Tax	5.00%	11/1/2032	AAA		1,300	1,533,077
NYC TFA - Future Tax	5.00%	5/1/2034	NR		5	5,609
NYC TFA - Future Tax	5.00%	5/1/2034	AAA		2,495	2,755,328
NYC TFA - Future Tax	5.00%	8/1/2037	AAA		1,800	2,110,572
NYC TFA - Future Tax	5.00%	11/1/2038	AAA		1,000	1,172,690
NYC TFA - Future Tax	5.00%	8/1/2039	AAA		1,000	1,157,490
PR Corp Sales Tax	5.25%	8/1/2027	CC		640	272,800
PR Corp Sales Tax	5.75%	8/1/2037	CC		4,600	1,886,000
Total						58,654,455

Tobacco 2.88%

Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,458,541
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,256,947
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,759,955
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	2,252,921
TSASC	5.00%	6/1/2026	BB-		1,760	1,775,611
TSASC	5.125%	6/1/2042	B-		3,190	2,904,623
Total						11,408,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 15.19%

MTA NY	5.00%	11/15/2023	AA-		$2,455	$2,954,396
MTA NY	5.00%	11/15/2023	AA-		1,000	1,199,000
MTA NY	5.00%	11/15/2027	AA-		350	418,537
MTA NY	5.00%	11/15/2027	AA-		1,750	2,103,360
MTA NY	5.00%	11/15/2028	AA-		1,000	1,175,230
MTA NY	5.00%	11/15/2028	AA-		705	846,677
MTA NY	5.00%	11/15/2029	A	(a)	1,500	1,798,245
MTA NY	5.00%	11/15/2030	AA-		2,000	2,336,020
MTA NY	5.00%	11/15/2038	AA-		2,500	2,843,875
MTA NY	5.25%	11/15/2028	AA-		2,000	2,471,960
MTA NY	5.25%	11/15/2029	AA-		1,000	1,196,640
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,106,470
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,093,970
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	A-		1,000	1,178,980
NY Twy Auth	5.00%	1/1/2032	A		3,000	3,518,550
NY Twy Auth	5.00%	1/1/2036	A		1,760	2,012,349
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,196,540
NYC IDA - Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,250,000
NYC IDA - Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,000,000
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,768,681
Port Auth NY & NJ	5.00%	9/1/2028	AA-		750	900,225
Port Auth NY & NJ	5.00%	12/1/2038	AA-		1,500	1,726,725
Port Auth NY & NJ	5.00%	10/15/2041	AA-		2,500	2,911,575
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-		170	191,920
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	BBB-		210	240,668
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB-		525	612,974
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	BBB-		615	716,506
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA		220	259,277
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA		360	432,140
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,385	1,656,779
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,150,410
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,454,262
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,703,654
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,354,687
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-		2,500	2,684,500
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		2,525	3,058,179
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-		500	609,775
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-		600	728,364
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,129,730
Triborough Brdg & Tunl Auth	5.00%	11/15/2040	AA-		1,000	1,169,560
Total						60,161,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities 11.45%

Guam Pwr Auth	5.00%	10/1/2020	BBB	$500		$557,850
Guam Pwr Auth	5.00%	10/1/2021	BBB	500		565,100
Long Island Power Auth	5.00%	9/1/2025	A-	1,000		1,154,970
Long Island Power Auth	5.00%	9/1/2034	A-	2,000		2,289,660
Long Island Power Auth	5.00%	5/1/2038	A-	1,880		2,065,462
Long Island Power Auth	5.00%	9/1/2039	A-	1,000		1,132,650
Long Island Power Authority	5.00%	9/1/2038	A-	1,000		1,141,290
NY Energy - Brooklyn Union Gas AMT	6.952%	7/1/2026	A2	8,000		8,023,120
NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	2,500		2,639,025
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000		2,248,260
NY Env Facs - Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000		1,208,440
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000		1,208,150
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250		1,431,325
NYC Muni Water	5.00%	6/15/2029	AA+	2,000		2,192,980
NYC Muni Water	5.00%	6/15/2034	AA+	3,525		4,055,301
NYC Muni Water	5.00%	6/15/2034	AA+	1,500		1,732,245
NYC Muni Water	5.00%	6/15/2035	AA+	1,550		1,784,344
NYC Muni Water	5.00%	6/15/2035	AA+	1,675		1,957,170
NYC Muni Water	5.00%	6/15/2036	AA+	2,250		2,619,810
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		2,037,630
NYC Muni Water	5.00%	6/15/2046	AA+	1,500		1,727,730
PR Aqueduct & Swr Auth	5.00%	7/1/2033	CCC-	315		205,538
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	525		345,188
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CCC-	305		206,256
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250		807,813
Total						45,337,307
Total Municipal Bonds (cost $369,031,549)						385,807,498

				Shares (000)
SHORT-TERM INVESTMENTS 0.41%

Money Market Mutual Fund 0.00%

Dreyfus NY Municipal Cash Management (cost $500)				—	(i)	500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Note 0.41%

General Obligation

NYC GO (AGM) (cost $1,600,000)	0.24%	1/4/2016	11/1/2026	AA	$1,600	$1,600,000

Total Short-Term Investments (cost $1,600,500)						1,600,500

Total Investments in Securities 97.85% (cost $370,632,049)						387,407,998

Cash and Other Assets in Excess of Liabilities(h) 2.15%						8,530,232

Net Assets 100.00%						$395,938,230

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	March 2016	28	Short	$(4,305,000)	$1,701

Note: See Footnotes to Schedule of Investments on page 116 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$385,807,498	$—	$385,807,498
Money Market Mutual Fund	500	—	—	500
Variable Rate Demand Note	—	1,600,000	—	1,600,000
Total	$500	$387,407,498	$—	$387,407,998
Other Financial Instruments
Futures Contracts
Assets	$1,701	$—	$—	$1,701
Liabilities	—	—	—	—
Total	$1,701	$—	$—	$1,701

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2015.

See Notes to Schedule of Investments.

Footnotes to Schedule of Investments

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2015.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2015.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(d)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted (non-income producing security).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2015, as well as the average trust certificates for the period then ended December 31, 2015:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	2,250,000	.02% - .04%	5,096,842	3,045,000
AMT Free	—	—	—	—
National	59,715,000	.01% - .29%	137,963,284	60,940,000
High Yield	30,570,000	.01% - .02%	68,750,636	35,865,000
Short Duration High Yield	—	—	—	—
California	1,500,000	.02%	3,461,940	1,500,000
New Jersey	—	—	—	—
New York	—	—	—	2,015,000

Notes to Schedule of Investments (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2015, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of December 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited)(concluded)

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Short Duration	$1,992,076,290	$21,290,969	$(4,284,204)	$17,006,765
Intermediate	3,803,575,394	184,973,848	(45,987,067)	138,986,781
AMT Free	171,269,381	9,792,202	(2,303,389)	7,488,813
National	1,699,164,809	144,255,576	(34,902,073)	109,353,503
High Yield	1,963,896,117	144,240,142	(143,832,628)	407,514
Short Duration High Yield	41,233,915	547,620	(167,153)	380,467
California	245,623,219	22,635,147	(1,627,307)	21,007,840
New Jersey	90,493,376	5,667,144	(3,465,163)	2,201,981
New York	370,395,016	21,381,180	(4,368,198)	17,012,982

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended December 31, 2015 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2015:

Net Unrealized Appreciation (Depreciation) as of December 31, 2015
Intermediate	$135,567
AMT Free	(1,323)
National	2,369
High Yield	5,467
Short Duration High Yield	16,773
California	486
New Jersey	425
New York	1,701

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2016